Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP International Index Portfolio
September 30, 2025
VIIP-NPRT3-1125
1.9887326.107
Common Stocks - 97.4%
	Shares	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Vista Energy SAB de CV ADR (b)	2,161	74,338
AUSTRALIA - 4.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	112,404	358,501
Interactive Media & Services - 0.1%
CAR Group Ltd	10,654	259,290
REA Group Ltd	1,447	221,235
SEEK Ltd	9,991	188,481
		669,006
TOTAL COMMUNICATION SERVICES		1,027,507

Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Wesfarmers Ltd	31,910	1,942,988
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	17,583	814,194
Lottery Corp/The	62,337	242,541
		1,056,735
Specialty Retail - 0.0%
JB Hi-Fi Ltd	3,088	237,026
TOTAL CONSUMER DISCRETIONARY		3,236,749

Consumer Staples - 0.2%
Beverages - 0.0%
Treasury Wine Estates Ltd	22,778	106,560
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	37,727	581,411
Endeavour Group Ltd/Australia	42,660	102,468
Metcash Ltd	30,785	77,408
Woolworths Group Ltd	34,329	606,504
		1,367,791
TOTAL CONSUMER STAPLES		1,474,351

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Ampol Ltd	6,693	132,464
Santos Ltd	91,280	406,492
Whitehaven Coal Ltd	23,478	102,378
Woodside Energy Group Ltd	53,379	806,075
		1,447,409
Financials - 1.7%
Banks - 1.3%
ANZ Group Holdings Ltd	83,549	1,834,614
Bank of Queensland Ltd	18,700	89,710
Bendigo & Adelaide Bank Ltd	15,949	137,934
Commonwealth Bank of Australia	47,059	5,197,090
National Australia Bank Ltd	86,122	2,512,332
Westpac Banking Corp	96,233	2,481,507
		12,253,187
Capital Markets - 0.2%
ASX Ltd	5,432	210,593
HUB24 Ltd	2,275	151,681
Macquarie Group Ltd	9,967	1,446,518
Magellan Financial Group Ltd warrants 4/16/2027 (b)	252	7
		1,808,799
Financial Services - 0.0%
AMP Ltd	71,062	78,056
Challenger Ltd	15,517	88,917
Washington H Soul Pattinson & Co Ltd	6,983	177,849
		344,822
Insurance - 0.2%
Insurance Australia Group Ltd	66,509	360,874
Medibank Pvt Ltd	77,249	246,378
QBE Insurance Group Ltd	42,455	578,424
Steadfast Group Ltd	31,723	124,476
Suncorp Group Ltd	30,444	408,134
		1,718,286
TOTAL FINANCIALS		16,125,094

Health Care - 0.2%
Biotechnology - 0.0%
Telix Pharmaceuticals Ltd (b)	8,146	78,748
Health Care Equipment & Supplies - 0.0%
Ansell Ltd	4,098	86,393
Cochlear Ltd	1,838	339,625
		426,018
Health Care Providers & Services - 0.2%
EBOS Group Ltd	5,587	96,459
Ramsay Health Care Ltd	5,250	110,228
Sigma Healthcare Ltd	162,296	318,952
Sonic Healthcare Ltd	13,474	190,844
		716,483
Health Care Technology - 0.0%
Pro Medicus Ltd	1,527	311,501
TOTAL HEALTH CARE		1,532,750

Industrials - 0.3%
Commercial Services & Supplies - 0.1%
Brambles Ltd	38,508	631,922
Cleanaway Waste Management Ltd	62,669	114,867
		746,789
Construction & Engineering - 0.0%
Worley Ltd	13,821	128,492
Ground Transportation - 0.0%
Aurizon Holdings Ltd	49,763	105,041
Passenger Airlines - 0.0%
Qantas Airways Ltd	20,845	150,621
Professional Services - 0.1%
ALS Ltd	13,627	179,618
Computershare Ltd	15,563	373,716
		553,334
Trading Companies & Distributors - 0.0%
Reece Ltd	6,704	50,082
SGH Ltd	5,574	184,158
		234,240
Transportation Infrastructure - 0.1%
Atlas Arteria Ltd unit	29,684	96,442
Qube Holdings Ltd	49,604	134,902
Transurban Group unit	87,366	797,780
		1,029,124
TOTAL INDUSTRIALS		2,947,641

Information Technology - 0.1%
IT Services - 0.0%
NEXTDC Ltd (b)	18,117	202,837
Software - 0.1%
Technology One Ltd	8,473	215,629
WiseTech Global Ltd	5,264	314,358
		529,987
TOTAL INFORMATION TECHNOLOGY		732,824

Materials - 1.1%
Chemicals - 0.0%
Dyno Nobel Ltd	47,578	97,595
Orica Ltd	13,793	192,941
		290,536
Metals & Mining - 1.1%
BHP Group Ltd	142,748	3,987,698
BlueScope Steel Ltd	12,332	185,152
Evolution Mining Ltd	56,321	403,608
Fortescue Ltd	47,626	588,684
Glencore PLC	273,324	1,258,829
Lynas Rare Earths Ltd (b)	24,459	271,742
Mineral Resources Ltd (b)	4,916	133,825
Northern Star Resources Ltd	39,024	612,760
Pilbara Minerals Ltd (b)	85,028	141,783
Rio Tinto Ltd	10,442	843,163
Rio Tinto PLC	29,982	1,975,887
South32 Ltd	126,462	229,240
		10,632,371
TOTAL MATERIALS		10,922,907

Real Estate - 0.3%
Diversified REITs - 0.1%
Charter Hall Group unit	13,314	200,425
GPT Group/The unit	54,572	193,912
Mirvac Group unit	112,790	169,417
Stockland unit	67,364	272,798
		836,552
Industrial REITs - 0.1%
Goodman Group unit	57,090	1,238,312
Office REITs - 0.0%
Dexus unit	30,030	142,673
Real Estate Management & Development - 0.0%
Lendlease Group unit	18,408	66,993
Retail REITs - 0.1%
Scentre Group unit	146,253	394,844
Vicinity Ltd unit	111,535	185,983
		580,827
TOTAL REAL ESTATE		2,865,357

Utilities - 0.0%
Electric Utilities - 0.0%
Origin Energy Ltd	48,413	400,436
Gas Utilities - 0.0%
Apa Group unit	37,721	221,645
Multi-Utilities - 0.0%
AGL Energy Ltd	16,980	99,435
TOTAL UTILITIES		721,516

TOTAL AUSTRALIA		43,034,105
AUSTRIA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	3,968	211,595
Financials - 0.2%
Banks - 0.2%
BAWAG Group AG (c)(d)	2,201	289,417
Erste Group Bank AG	9,119	896,422
Raiffeisen Bank International AG	3,606	124,215
		1,310,054
Insurance - 0.0%
UNIQA Insurance Group AG	3,405	50,530
TOTAL FINANCIALS		1,360,584

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
DO & Co AG	214	55,777
Construction & Engineering - 0.0%
Strabag SE	762	69,423
Machinery - 0.0%
ANDRITZ AG	2,016	141,776
TOTAL INDUSTRIALS		266,976

Materials - 0.1%
Construction Materials - 0.0%
Wienerberger AG	3,070	98,830
Metals & Mining - 0.0%
voestalpine AG	2,968	105,862
Paper & Forest Products - 0.1%
Mondi PLC	12,510	172,285
TOTAL MATERIALS		376,977

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CA Immobilien Anlagen AG	1,180	32,390
CPI Europe AG (b)(e)	1,102	0
		32,390
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	2,360	171,510
TOTAL AUSTRIA		2,420,032
BELGIUM - 0.6%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	602	112,519
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	25,272	1,510,677
Food Products - 0.0%
Lotus Bakeries NV	12	112,990
TOTAL CONSUMER STAPLES		1,623,667

Financials - 0.2%
Banks - 0.2%
KBC Group NV	7,397	881,037
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	2,249	200,806
Sofina SA	433	127,599
		328,405
Insurance - 0.0%
Ageas SA/NV	5,081	351,359
TOTAL FINANCIALS		1,560,801

Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	3,391	935,583
Industrials - 0.0%
Construction & Engineering - 0.0%
Ackermans & van Haaren NV	623	159,452
Trading Companies & Distributors - 0.0%
Azelis Group NV	4,933	66,835
TOTAL INDUSTRIALS		226,287

Materials - 0.0%
Chemicals - 0.0%
Solvay SA Class A	1,948	61,796
Syensqo SA	2,061	166,235
Umicore SA	5,469	97,019
		325,050
Real Estate - 0.0%
Health Care REITs - 0.0%
Aedifica SA	1,334	98,748
Cofinimmo SA	1,069	92,623
		191,371
Industrial REITs - 0.0%
Warehouses De Pauw CVA	4,989	124,644
TOTAL REAL ESTATE		316,015

Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	1,410	162,479
TOTAL BELGIUM		5,262,401
BRAZIL - 1.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	22,200	142,112
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	22,300	98,464
TOTAL COMMUNICATION SERVICES		240,576

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Lojas Renner SA	29,926	85,073
Vibra Energia SA	29,400	135,835
		220,908
Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	124,200	282,132
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	31,416	108,729
Sendas Distribuidora S/A	37,900	67,721
		176,450
Personal Care Products - 0.0%
Natura Cosmeticos SA (b)	24,193	42,502
TOTAL CONSUMER STAPLES		501,084

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Brava Energia (b)	10,884	36,769
Cosan SA (b)	33,000	38,256
Petroleo Brasileiro SA - Petrobras	122,500	724,103
Petroleo Brasileiro SA - Petrobras	103,100	654,369
PRIO SA/Brazil (b)	23,600	169,077
Ultrapar Participacoes SA	20,300	83,797
		1,706,371
Financials - 0.5%
Banks - 0.4%
Banco Bradesco SA	146,641	487,403
Banco Bradesco SA	44,094	126,178
Banco do Brasil SA	80,600	334,530
Itau Unibanco Holding SA	149,740	1,099,223
Itausa SA	166,247	358,280
NU Holdings Ltd/Cayman Islands Class A (b)	92,167	1,475,594
		3,881,208
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	147,800	372,121
Banco BTG Pactual SA unit	28,000	253,893
XP Inc depository receipt	10,376	195,890
		821,904
Financial Services - 0.0%
Pagseguro Digital Ltd Class A	5,167	51,670
StoneCo Ltd Class A (b)	7,134	134,904
		186,574
Insurance - 0.0%
BB Seguridade Participacoes SA	18,500	115,611
Caixa Seguridade Participacoes S/A	14,500	41,166
		156,777
TOTAL FINANCIALS		5,046,463

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Hapvida Participacoes e Investimentos S/A (b)(c)(d)	9,073	61,115
Rede D'Or Sao Luiz SA (c)(d)	30,199	238,766
		299,881
Pharmaceuticals - 0.0%
Hypera SA	11,200	47,832
TOTAL HEALTH CARE		347,713

Industrials - 0.1%
Aerospace & Defense - 0.1%
Embraer SA	19,600	295,680
Electrical Equipment - 0.0%
WEG SA	41,300	283,934
Ground Transportation - 0.0%
Localiza Rent a Car SA	24,552	181,986
Rumo SA	34,200	102,621
		284,607
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	27,500	76,885
TOTAL INDUSTRIALS		941,106

Information Technology - 0.0%
Software - 0.0%
TOTVS SA	13,900	119,954
Materials - 0.3%
Chemicals - 0.0%
Yara International ASA	4,577	167,219
Containers & Packaging - 0.0%
Klabin SA unit	26,980	91,450
Metals & Mining - 0.3%
Gerdau SA	36,670	114,442
Metalurgica Gerdau SA	16,700	29,872
Vale SA	100,801	1,090,539
Wheaton Precious Metals Corp	12,764	1,428,372
		2,663,225
Paper & Forest Products - 0.0%
Suzano SA	19,579	183,567
TOTAL MATERIALS		3,105,461

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Allos SA	10,400	50,473
Multiplan Empreendimentos Imobiliarios SA	7,200	39,340
		89,813
Utilities - 0.2%
Electric Utilities - 0.2%
Centrais Eletricas Brasileiras SA	25,486	251,497
Centrais Eletricas Brasileiras SA Series B	5,966	62,179
Cia Energetica de Minas Gerais	55,723	116,738
Cia Paranaense de Energia - Copel	22,200	50,388
Cia Paranaense de Energia - Copel Series B	28,700	69,455
Energisa S/A unit	9,000	86,005
Equatorial Energia SA	30,892	214,469
Transmissora Alianca de Energia Eletrica S/A unit	5,800	39,951
		890,682
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (b)	44,700	138,999
Engie Brasil Energia SA	7,050	53,912
		192,911
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	12,800	317,869
Cia De Sanena Do Parana unit	6,600	45,944
		363,813
TOTAL UTILITIES		1,447,406

TOTAL BRAZIL		13,766,855
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd (f)	2,934	118,563
CANADA - 7.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
BCE Inc	8,609	201,167
Quebecor Inc Class B	4,333	136,432
TELUS Corp	14,095	222,004
		559,603
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc Class B	10,807	372,036
TOTAL COMMUNICATION SERVICES		931,639

Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Magna International Inc	7,442	352,609
Broadline Retail - 0.1%
Canadian Tire Corp Ltd Class A	1,455	173,205
Dollarama Inc	7,795	1,028,020
		1,201,225
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	9,208	590,709
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc (f)	3,942	227,733
TOTAL CONSUMER DISCRETIONARY		2,372,276

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	21,862	1,166,382
Empire Co Ltd Class A	3,774	135,454
George Weston Ltd	4,475	272,963
Loblaw Cos Ltd	15,803	611,249
Metro Inc/CN	5,605	376,446
		2,562,494
Food Products - 0.0%
Saputo Inc	6,779	164,640
TOTAL CONSUMER STAPLES		2,727,134

Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
ARC Resources Ltd	16,471	300,377
Cameco Corp	12,240	1,027,256
Canadian Natural Resources Ltd	58,886	1,882,896
Cenovus Energy Inc	35,863	608,926
Enbridge Inc	61,309	3,092,983
Imperial Oil Ltd	4,439	402,499
Keyera Corp	6,489	217,699
MEG Energy Corp	7,166	144,587
Parkland Corp	3,876	107,225
Pembina Pipeline Corp	16,333	660,385
South Bow Corp	5,856	165,703
Suncor Energy Inc (f)	34,511	1,444,220
TC Energy Corp	29,236	1,589,630
Tourmaline Oil Corp	9,911	427,433
Whitecap Resources Inc	34,784	265,435
		12,337,254
Financials - 3.0%
Banks - 2.0%
Bank of Montreal	20,368	2,654,119
Bank of Nova Scotia/The	35,035	2,265,431
Canadian Imperial Bank of Commerce	26,447	2,113,365
National Bank of Canada (f)	11,005	1,168,979
Royal Bank of Canada	39,780	5,863,098
Toronto Dominion Bank	48,445	3,873,651
		17,938,643
Capital Markets - 0.4%
Brookfield Asset Management Ltd Class A	10,587	602,494
Brookfield Corp Class A	40,332	2,767,337
Onex Corp Subordinate Voting Shares	1,625	144,191
TMX Group Ltd	7,813	298,889
		3,812,911
Insurance - 0.6%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	586	1,025,216
Great-West Lifeco Inc	7,596	308,272
iA Financial Corp Inc	2,613	297,086
Intact Financial Corp	5,016	975,916
Manulife Financial Corp	48,171	1,500,823
Power Corp of Canada Subordinate Voting Shares	15,199	657,673
Sun Life Financial Inc	15,903	954,957
		5,719,943
TOTAL FINANCIALS		27,471,497

Industrials - 0.7%
Aerospace & Defense - 0.1%
Bombardier Inc Class B (b)	2,407	337,312
CAE Inc (b)	9,024	267,212
		604,524
Commercial Services & Supplies - 0.0%
Element Fleet Management Corp	11,335	293,536
Construction & Engineering - 0.1%
AtkinsRealis Group Inc	4,890	352,915
Stantec Inc	3,208	345,972
WSP Global Inc	3,667	720,647
		1,419,534
Ground Transportation - 0.4%
Canadian National Railway Co	15,549	1,466,301
Canadian Pacific Kansas City Ltd (f)	26,156	1,948,027
TFI International Inc	2,211	194,584
		3,608,912
Passenger Airlines - 0.0%
Air Canada (b)	7,822	98,695
Professional Services - 0.1%
Thomson Reuters Corp	3,799	589,900
Trading Companies & Distributors - 0.0%
Finning International Inc	3,785	175,828
Toromont Industries Ltd	2,273	252,371
		428,199
TOTAL INDUSTRIALS		7,043,300

Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (b)	3,249	799,515
IT Services - 0.6%
CGI Inc Class A	5,629	501,380
Shopify Inc Class A (b)	34,257	5,089,443
		5,590,823
Software - 0.2%
Constellation Software Inc/Canada	554	1,503,917
Constellation Software Inc/Canada warrants 3/31/2040 (b)(e)	363	0
Descartes Systems Group Inc/The (b)	2,410	226,921
Open Text Corp	7,313	273,351
		2,004,189
TOTAL INFORMATION TECHNOLOGY		8,394,527

Materials - 0.9%
Chemicals - 0.1%
Nutrien Ltd (f)	13,724	805,966
Containers & Packaging - 0.0%
CCL Industries Inc Class B	4,145	233,623
Metals & Mining - 0.8%
Agnico Eagle Mines Ltd/CA	14,154	2,383,917
Alamos Gold Inc Class A	11,826	412,215
B2Gold Corp	37,082	183,318
Barrick Mining Corp	48,357	1,588,272
Franco-Nevada Corp	5,417	1,205,737
Kinross Gold Corp	34,598	858,673
Pan American Silver Corp	10,181	394,526
Teck Resources Ltd Class B	12,410	544,392
		7,571,050
Paper & Forest Products - 0.0%
West Fraser Timber Co Ltd	1,600	108,771
TOTAL MATERIALS		8,719,410

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares	1,190	186,114
FirstService Corp Subordinate Voting Shares	1,171	223,110
		409,224
Utilities - 0.2%
Electric Utilities - 0.2%
Emera Inc	8,359	401,042
Fortis Inc/Canada	14,094	714,878
Hydro One Ltd (c)(d)	8,929	318,549
		1,434,469
Gas Utilities - 0.0%
AltaGas Ltd (f)	8,421	259,461
Brookfield Infrastructure Corp	3,338	137,099
		396,560
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A	3,825	131,678
Northland Power Inc	7,344	122,954
		254,632
Multi-Utilities - 0.0%
Algonquin Power & Utilities Corp (f)	21,543	115,788
Canadian Utilities Ltd Class A	3,625	101,402
		217,190
TOTAL UTILITIES		2,302,851

TOTAL CANADA		72,709,112
CHILE - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	21,829	129,417
Specialty Retail - 0.0%
Empresas Copec SA	10,346	75,758
TOTAL CONSUMER DISCRETIONARY		205,175

Consumer Staples - 0.0%
Beverages - 0.0%
Embotelladora Andina SA Class B	10,366	40,842
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	34,575	98,356
TOTAL CONSUMER STAPLES		139,198

Financials - 0.0%
Banks - 0.0%
Banco de Chile	1,250,027	189,813
Banco de Credito e Inversiones SA	2,236	98,842
Banco Santander Chile	1,750,699	115,957
		404,612
Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	5,178,091	117,680
Materials - 0.2%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B (b)	4,036	174,150
Metals & Mining - 0.2%
Antofagasta PLC	9,715	359,438
Lundin Mining Corp	19,789	295,193
		654,631
Paper & Forest Products - 0.0%
Empresas Cmpc SA	30,559	45,055
TOTAL MATERIALS		873,836

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Parque Arauco SA	18,055	45,708
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	502,621	50,710
Enel Chile SA	677,990	52,466
		103,176
Independent Power and Renewable Electricity Producers - 0.0%
Colbun SA	199,293	31,510
TOTAL UTILITIES		134,686

TOTAL CHILE		1,920,895
CHINA - 7.9%
Communication Services - 2.0%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (c)(d)	131,200	193,547
Entertainment - 0.2%
China Ruyi Holdings Ltd (b)	280,000	106,863
Kingsoft Corp Ltd	27,200	121,006
Netease Inc	48,105	1,461,063
Tencent Music Entertainment Group Class A ADR	15,104	352,527
		2,041,459
Interactive Media & Services - 1.8%
Autohome Inc Class A ADR	1,818	51,904
Baidu Inc A Shares (b)	62,590	1,034,891
Bilibili Inc Z Shares (b)	7,922	224,010
Kuaishou Technology B Shares (c)(d)	78,100	849,049
Tencent Holdings Ltd	173,100	14,749,783
		16,909,637
TOTAL COMMUNICATION SERVICES		19,144,643

Consumer Discretionary - 2.9%
Automobile Components - 0.0%
Fuyao Glass Industry Group Co Ltd H Shares (c)(d)	17,200	173,062
Automobiles - 0.4%
BYD Co Ltd H Shares	103,578	1,464,042
Geely Automobile Holdings Ltd	142,000	356,736
Great Wall Motor Co Ltd H Shares	65,500	141,404
Li Auto Inc A Shares (b)(f)	36,160	462,937
NIO Inc A Shares (b)	49,590	375,060
XPeng Inc A Shares (b)	37,094	435,849
Yadea Group Holdings Ltd (c)(d)	33,130	59,048
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)	15,000	127,892
		3,422,968
Broadline Retail - 1.9%
Alibaba Group Holding Ltd	448,756	10,036,032
JD.com Inc A Shares	81,504	1,427,992
PDD Holdings Inc Class A ADR (b)	20,758	2,743,585
Prosus NV Class N	37,463	2,649,198
Vipshop Holdings Ltd Class A ADR	9,747	191,431
		17,048,238
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc (b)	34,410	183,667
TAL Education Group Class A ADR (b)	15,662	175,414
		359,081
Hotels, Restaurants & Leisure - 0.4%
H World Group Ltd	45,700	180,342
Haidilao International Holding Ltd (c)(d)	43,000	74,154
Meituan B Shares (b)(c)(d)	155,530	2,077,689
Tongcheng Travel Holdings Ltd (c)	32,800	96,942
Trip.com Group Ltd	15,060	1,142,114
Yum China Holdings Inc (Hong Kong)	9,950	436,003
		4,007,244
Household Durables - 0.0%
Haier Smart Home Co Ltd H Shares	66,800	217,518
Midea Group Co Ltd H Shares	12,400	131,059
		348,577
Specialty Retail - 0.1%
Chow Tai Fook Jewellery Group Ltd	61,800	123,569
Pop Mart International Group Ltd (c)(d)	17,400	596,550
		720,119
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd	33,200	398,897
Li Ning Co Ltd	64,500	146,208
Shenzhou International Group Holdings Ltd	22,400	177,457
		722,562
TOTAL CONSUMER DISCRETIONARY		26,801,851

Consumer Staples - 0.2%
Beverages - 0.1%
China Resources Beer Holdings Co Ltd	44,000	155,149
Nongfu Spring Co Ltd H Shares (c)(d)	51,000	353,241
Tsingtao Brewery Co Ltd H Shares	18,000	122,591
		630,981
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (b)(f)	162,000	138,644
JD Health International Inc (b)(c)(d)	29,700	253,799
		392,443
Food Products - 0.1%
China Feihe Ltd (c)(d)	110,000	56,541
China Mengniu Dairy Co Ltd	83,000	159,986
Tingyi Cayman Islands Holding Corp	52,000	69,628
Want Want China Holdings Ltd	120,000	81,573
Wilmar International Ltd	75,600	167,030
		534,758
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (c)(d)	13,000	94,385
Hengan International Group Co Ltd	18,000	58,751
		153,136
Tobacco - 0.0%
Smoore International Holdings Ltd (c)(d)(f)	52,000	117,805
TOTAL CONSUMER STAPLES		1,829,123

Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	52,000	44,636
Oil, Gas & Consumable Fuels - 0.2%
China Coal Energy Co Ltd H Shares	59,000	70,434
China Petroleum & Chemical Corp H Shares	678,000	352,855
China Shenhua Energy Co Ltd H Shares	95,000	454,128
PetroChina Co Ltd H Shares	594,000	540,420
Yankuang Energy Group Co Ltd H Shares	89,800	117,472
		1,535,309
TOTAL ENERGY		1,579,945

Financials - 1.2%
Banks - 0.8%
Agricultural Bank of China Ltd H Shares	864,000	582,887
Bank of China Ltd H Shares	2,351,000	1,286,986
Bank of Communications Co Ltd H Shares	600,000	503,473
BOC Hong Kong Holdings Ltd	101,000	474,244
China CITIC Bank Corp Ltd H Shares	254,000	218,359
China Construction Bank Corp H Shares	2,772,000	2,664,444
China Merchants Bank Co Ltd H Shares	93,000	558,816
China Minsheng Banking Corp Ltd H Shares	184,800	97,601
Industrial & Commercial Bank of China Ltd H Shares	2,075,000	1,530,529
Postal Savings Bank of China Co Ltd H Shares (c)(d)	217,000	152,252
		8,069,591
Capital Markets - 0.1%
China Galaxy Securities Co Ltd H Shares	97,000	147,583
China International Capital Corp Ltd H Shares (c)(d)	41,200	113,297
CITIC Securities Co Ltd H Shares	40,175	159,008
Guotai Haitong Securities Co Ltd H Shares (c)(d)	61,600	127,127
Huatai Securities Co Ltd H Shares (c)(d)	45,200	119,535
		666,550
Consumer Finance - 0.0%
Qfin Holdings Inc Class A ADR	2,759	79,404
Insurance - 0.3%
China Life Insurance Co Ltd H Shares	209,000	593,540
China Pacific Insurance Group Co Ltd H Shares	72,400	288,225
New China Life Insurance Co Ltd H Shares	24,100	142,953
People's Insurance Co Group of China Ltd/The H Shares	244,000	213,525
PICC Property & Casualty Co Ltd H Shares	194,000	437,762
Ping An Insurance Group Co of China Ltd H Shares	178,000	1,210,950
		2,886,955
TOTAL FINANCIALS		11,702,500

Health Care - 0.3%
Biotechnology - 0.2%
Akeso Inc (b)(c)(d)	18,000	326,602
BeOne Medicines Ltd H Shares (b)	23,154	610,542
Innovent Biologics Inc (b)(c)(d)	38,500	476,925
Zai Lab Ltd (b)	27,100	92,814
		1,506,883
Health Care Equipment & Supplies - 0.0%
Shandong Weigao Group Medical Polymer Co Ltd H Shares	67,200	50,171
Health Care Providers & Services - 0.0%
Sinopharm Group Co Ltd H Shares	37,600	88,613
Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp (b)	32,000	68,754
Wuxi Apptec Co Ltd H Shares (c)(d)	9,952	151,800
Wuxi Biologics Cayman Inc (b)(c)(d)	98,000	516,071
		736,625
Pharmaceuticals - 0.0%
CSPC Pharmaceutical Group Ltd	226,400	272,601
Hansoh Pharmaceutical Group Co Ltd (c)(d)	30,000	139,014
		411,615
TOTAL HEALTH CARE		2,793,907

Industrials - 0.2%
Air Freight & Logistics - 0.0%
JD Logistics Inc (b)(c)(d)	54,100	91,071
ZTO Express Cayman Inc A Shares	10,450	198,071
		289,142
Building Products - 0.0%
Xinyi Glass Holdings Ltd (f)	66,159	76,684
Commercial Services & Supplies - 0.0%
China Everbright Environment Group Ltd	98,000	55,914
Construction & Engineering - 0.0%
China Railway Group Ltd H Shares	118,000	59,592
China State Construction International Holdings Ltd	52,000	66,220
		125,812
Ground Transportation - 0.0%
Full Truck Alliance Co Ltd ADR	20,917	271,293
Industrial Conglomerates - 0.0%
CITIC Ltd	220,000	322,850
Machinery - 0.2%
Airtac International Group	4,092	101,132
CRRC Corp Ltd H Shares	123,000	94,835
Weichai Power Co Ltd H Shares	54,000	96,801
Yangzijiang Shipbuildling (Holdings) Ltd	75,700	197,767
Zhuzhou CRRC Times Electric Co Ltd H Shares	12,200	67,098
		557,633
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd H Shares	83,500	129,939
SITC International Holdings Co Ltd	36,000	138,598
		268,537
Professional Services - 0.0%
Kanzhun Ltd ADR (b)	9,665	225,774
Transportation Infrastructure - 0.0%
China Merchants Port Holdings Co Ltd	32,353	60,574
TOTAL INDUSTRIALS		2,254,213

Information Technology - 0.5%
Communications Equipment - 0.0%
BYD Electronic International Co Ltd	21,000	111,558
ZTE Corp H Shares (f)	21,200	96,711
		208,269
Electronic Equipment, Instruments & Components - 0.0%
Aac Technologies Holdings Inc	19,000	111,676
Kingboard Holdings Ltd	17,500	62,157
Sunny Optical Technology Group Co Ltd	20,000	232,461
		406,294
IT Services - 0.0%
Chinasoft International Ltd	68,000	55,225
GDS Holdings Ltd A Shares (b)	27,200	132,794
		188,019
Semiconductors & Semiconductor Equipment - 0.0%
GCL Technology Holdings Ltd (b)	617,000	103,865
Hua Hong Semiconductor Ltd (b)(c)(d)	22,000	226,164
Silergy Corp	10,000	84,679
Xinyi Solar Holdings Ltd (f)	131,236	58,013
		472,721
Software - 0.0%
Kingdee International Software Group Co Ltd (b)	81,000	182,360
Technology Hardware, Storage & Peripherals - 0.5%
Lenovo Group Ltd	188,000	279,030
Xiaomi Corp B Shares (b)(c)(d)	476,200	3,309,566
		3,588,596
TOTAL INFORMATION TECHNOLOGY		5,046,259

Materials - 0.2%
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd H Shares	33,000	99,654
China National Building Material Co Ltd H Shares	104,000	73,770
		173,424
Metals & Mining - 0.2%
Aluminum Corp of China Ltd H Shares	110,000	114,072
China Hongqiao Group Ltd	62,500	212,190
CMOC Group Ltd H Shares	102,000	205,653
Zhaojin Mining Industry Co Ltd H Shares	45,500	182,773
Zijin Mining Group Co Ltd H Shares	168,000	703,782
		1,418,470
TOTAL MATERIALS		1,591,894

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
China Overseas Land & Investment Ltd	106,000	195,601
China Resources Land Ltd	80,000	312,312
China Resources Mixc Lifestyle Services Ltd (c)(d)	16,645	88,423
Country Garden Services Holdings Co Ltd	59,000	50,115
KE Holdings Inc ADR	19,764	375,516
Longfor Group Holdings Ltd (c)(d)(f)	54,819	83,687
Wharf Holdings Ltd/The	27,000	77,233
		1,182,887
Utilities - 0.1%
Gas Utilities - 0.0%
China Gas Holdings Ltd (f)	75,800	74,223
China Resources Gas Group Ltd	24,900	63,482
ENN Energy Holdings Ltd	21,100	174,479
Kunlun Energy Co Ltd	102,000	91,226
		403,410
Independent Power and Renewable Electricity Producers - 0.1%
CGN Power Co Ltd H Shares (c)(d)	312,000	115,868
China Longyuan Power Group Corp Ltd H Shares	93,000	99,311
China Power International Development Ltd	123,000	51,053
China Resources Power Holdings Co Ltd	54,000	123,794
Huaneng Power International Inc H Shares	116,000	80,792
		470,818
TOTAL UTILITIES		874,228

TOTAL CHINA		74,801,450
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	8,172	126,109
Materials - 0.0%
Construction Materials - 0.0%
Cementos Argos SA	14,136	38,220
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	12,435	74,094
TOTAL COLOMBIA		238,423
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (b)(f)	20,240	214,660
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	2,130	106,733
Moneta Money Bank AS (c)(d)	7,255	57,873
		164,606
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	4,530	281,178
TOTAL CZECH REPUBLIC		445,784
DENMARK - 1.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	2,222	289,508
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	2,634	306,592
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	18,568	791,135
Ringkjoebing Landbobank A/S	719	166,687
		957,822
Insurance - 0.0%
Tryg A/S	9,489	240,730
TOTAL FINANCIALS		1,198,552

Health Care - 0.7%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (b)	1,393	276,942
Genmab A/S (b)	1,800	555,388
Zealand Pharma A/S (b)	1,793	130,032
		962,362
Health Care Equipment & Supplies - 0.0%
Coloplast AS Series B	3,491	300,890
Pharmaceuticals - 0.6%
Novo Nordisk A/S Series B	88,660	4,936,737
TOTAL HEALTH CARE		6,199,989

Industrials - 0.2%
Air Freight & Logistics - 0.1%
DSV A/S	5,545	1,102,799
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	28,396	540,184
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	70	136,849
AP Moller - Maersk A/S Series B	127	249,654
		386,503
TOTAL INDUSTRIALS		2,029,486

Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	9,911	606,533
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(c)(d)	5,690	98,975
Orsted AS rights 10/2/2025 (b)	77,265	76,924
		175,899
TOTAL DENMARK		10,806,559
EGYPT - 0.0%
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	70,828	149,501
Capital Markets - 0.0%
EFG Holding S.A.E. (b)	35,164	19,687
Consumer Finance - 0.0%
U Consumer Finance	10,568	1,690
TOTAL FINANCIALS		170,878

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	28,343	33,692
TOTAL EGYPT		204,570
FINLAND - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	4,279	224,361
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	7,695	163,521
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	12,135	222,041
Financials - 0.3%
Banks - 0.2%
Nordea Bank Abp (Sweden)	98,068	1,607,314
Insurance - 0.1%
Sampo Oyj A Shares	70,410	808,297
TOTAL FINANCIALS		2,415,611

Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	3,058	233,904
Industrials - 0.2%
Machinery - 0.2%
Kone Oyj B Shares	11,216	763,753
Konecranes Oyj A Shares	1,973	162,611
Metso Oyj	19,829	272,030
Valmet Oyj	4,098	136,062
Wartsila OYJ Abp	13,643	407,647
		1,742,103
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	144,193	693,395
Materials - 0.1%
Containers & Packaging - 0.0%
Huhtamaki Oyj	2,704	93,588
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	17,164	188,133
UPM-Kymmene Oyj	14,849	406,665
		594,798
TOTAL MATERIALS		688,386

Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	12,421	234,857
TOTAL FINLAND		6,618,179
FRANCE - 5.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	51,616	837,262
Media - 0.1%
Publicis Groupe SA	6,580	633,215
TOTAL COMMUNICATION SERVICES		1,470,477

Consumer Discretionary - 0.9%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	19,851	714,909
Automobiles - 0.0%
Renault SA	5,256	214,743
Hotels, Restaurants & Leisure - 0.0%
Accor SA	5,174	244,804
Textiles, Apparel & Luxury Goods - 0.8%
Hermes International SCA	950	2,323,269
Kering SA	1,979	663,157
LVMH Moet Hennessy Louis Vuitton SE	7,176	4,385,204
		7,371,630
TOTAL CONSUMER DISCRETIONARY		8,546,086

Consumer Staples - 0.5%
Beverages - 0.0%
Pernod Ricard SA	5,462	535,714
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	13,940	211,257
Food Products - 0.2%
Danone SA	17,775	1,548,794
Personal Care Products - 0.3%
L'Oreal SA	6,460	2,806,787
TOTAL CONSUMER STAPLES		5,102,552

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
TotalEnergies SE	63,842	3,877,355
Financials - 0.7%
Banks - 0.5%
BNP Paribas SA	28,308	2,570,064
Credit Agricole SA	28,098	553,701
Societe Generale SA Series A	20,029	1,333,457
		4,457,222
Financial Services - 0.0%
Edenred SE	6,785	160,911
Insurance - 0.2%
AXA SA	48,598	2,330,518
TOTAL FINANCIALS		6,948,651

Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
EssilorLuxottica SA	8,106	2,626,650
Industrials - 1.4%
Aerospace & Defense - 0.9%
Airbus SE	17,379	4,058,448
Safran SA	9,412	3,340,028
Thales SA	2,490	787,124
		8,185,600
Building Products - 0.2%
Cie de Saint-Gobain SA	14,031	1,520,281
Construction & Engineering - 0.3%
Bouygues SA	5,200	233,945
Eiffage SA	2,015	257,153
Vinci SA	14,246	1,979,795
		2,470,893
Electrical Equipment - 0.0%
Legrand SA	7,373	1,225,106
Professional Services - 0.0%
Bureau Veritas SA	8,205	256,625
TOTAL INDUSTRIALS		13,658,505

Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	4,336	632,525
Software - 0.0%
Dassault Systemes SE	18,476	621,551
TOTAL INFORMATION TECHNOLOGY		1,254,076

Materials - 0.4%
Chemicals - 0.4%
Air Liquide SA	16,268	3,389,546
Real Estate - 0.0%
Retail REITs - 0.0%
Unibail-Rodamco-Westfield unit	2,886	303,050
Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	49,300	1,059,779
Veolia Environnement SA	17,909	610,733
		1,670,512
TOTAL FRANCE		48,847,460
GERMANY - 5.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Deutsche Telekom AG	98,157	3,344,157
Interactive Media & Services - 0.0%
Scout24 SE (c)(d)	2,111	264,199
TOTAL COMMUNICATION SERVICES		3,608,356

Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Aumovio SE	1,510	62,261
Continental AG	3,020	198,981
		261,242
Automobiles - 0.3%
Bayerische Motoren Werke AG	7,823	784,731
Mercedes-Benz Group AG	19,492	1,228,581
		2,013,312
Specialty Retail - 0.0%
Zalando SE (b)(c)(d)	6,165	188,261
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	4,657	986,732
TOTAL CONSUMER DISCRETIONARY		3,449,547

Consumer Staples - 0.1%
Household Products - 0.0%
Henkel AG & Co KGaA	2,706	200,857
Personal Care Products - 0.1%
Beiersdorf AG	2,728	285,447
TOTAL CONSUMER STAPLES		486,304

Financials - 1.2%
Banks - 0.0%
Commerzbank AG	27,978	1,054,079
Capital Markets - 0.4%
Deutsche Bank AG	54,779	1,926,183
Deutsche Boerse AG	5,294	1,417,686
		3,343,869
Insurance - 0.8%
Allianz SE	10,861	4,569,512
Hannover Rueck SE	1,698	511,542
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,740	2,387,894
		7,468,948
TOTAL FINANCIALS		11,866,896

Health Care - 0.3%
Biotechnology - 0.0%
BioNTech SE ADR (b)	2,499	246,451
Health Care Equipment & Supplies - 0.0%
Siemens Healthineers AG (c)(d)	8,568	462,927
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	5,619	296,894
Fresenius SE & Co KGaA	11,730	652,774
		949,668
Pharmaceuticals - 0.2%
Bayer AG	27,624	919,636
Merck KGaA	3,635	471,622
		1,391,258
TOTAL HEALTH CARE		3,050,304

Industrials - 1.4%
Aerospace & Defense - 0.4%
MTU Aero Engines AG	1,513	694,370
Rheinmetall AG	1,225	2,854,131
		3,548,501
Air Freight & Logistics - 0.1%
Deutsche Post AG	25,981	1,161,022
Electrical Equipment - 0.2%
Siemens Energy AG (b)	15,956	1,876,093
Industrial Conglomerates - 0.6%
Siemens AG	21,141	5,707,606
Machinery - 0.1%
Daimler Truck Holding AG	14,025	576,641
Gea Group Ag	4,414	325,705
Knorr-Bremse AG	1,854	173,809
		1,076,155
Trading Companies & Distributors - 0.0%
Brenntag SE	3,640	217,522
TOTAL INDUSTRIALS		13,586,899

Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	36,673	1,438,688
Software - 0.8%
Nemetschek SE	1,593	207,225
SAP SE	28,674	7,677,958
		7,885,183
TOTAL INFORMATION TECHNOLOGY		9,323,871

Materials - 0.3%
Chemicals - 0.2%
BASF SE	25,090	1,253,603
Covestro AG	4,293	293,844
Covestro AG (b)(c)(d)	1,056	72,255
Symrise AG	3,740	325,269
		1,944,971
Construction Materials - 0.1%
Heidelberg Materials AG	3,712	839,081
TOTAL MATERIALS		2,784,052

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	2,109	167,630
Vonovia SE	23,131	721,017
		888,647
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	19,036	846,697
Multi-Utilities - 0.1%
E.ON SE	63,127	1,189,026
TOTAL UTILITIES		2,035,723

TOTAL GERMANY		51,080,599
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	5,120	96,900
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
OPAP SA	5,199	121,284
Specialty Retail - 0.0%
JUMBO SA	3,206	109,984
TOTAL CONSUMER DISCRETIONARY		231,268

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Motor Oil Hellas Corinth Refineries SA	1,789	53,896
Financials - 0.2%
Banks - 0.2%
Alpha Bank SA	59,237	251,938
Eurobank Ergasias Services and Holdings SA	69,594	269,214
National Bank of Greece SA	23,634	343,098
Piraeus Financial Holdings SA	28,652	243,376
		1,107,626
Industrials - 0.0%
Construction & Engineering - 0.0%
GEK TERNA SA	1,820	47,735
Marine Transportation - 0.0%
Star Bulk Carriers Corp	3,276	60,901
TOTAL INDUSTRIALS		108,636

Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	5,154	84,836
TOTAL GREECE		1,683,162
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	2,903	140,912
HONG KONG - 1.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	100,000	148,035
PCCW Ltd	124,000	84,930
		232,965
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (c)(d)	220,500	238,862
Financials - 0.8%
Banks - 0.0%
Hang Seng Bank Ltd	20,200	307,596
Capital Markets - 0.3%
Futu Holdings Ltd Class A ADR	1,651	287,125
Hong Kong Exchanges & Clearing Ltd	33,543	1,904,255
		2,191,380
Insurance - 0.5%
AIA Group Ltd	300,800	2,882,858
Prudential PLC	73,243	1,025,382
Prudential PLC rights (b)(g)	70,593	5,474
		3,913,714
TOTAL FINANCIALS		6,412,690

Health Care - 0.0%
Pharmaceuticals - 0.0%
Sino Biopharmaceutical Ltd	274,250	286,868
Industrials - 0.1%
Air Freight & Logistics - 0.0%
J&T Global Express Ltd B Shares (b)	146,600	184,240
Ground Transportation - 0.0%
MTR Corp Ltd	43,971	149,057
Industrial Conglomerates - 0.0%
Jardine Matheson Holdings Ltd (Singapore)	5,903	371,889
Swire Pacific Ltd A Shares	10,500	88,985
		460,874
Machinery - 0.1%
Techtronic Industries Co Ltd	36,500	466,923
Marine Transportation - 0.0%
Orient Overseas International Ltd	3,500	56,805
TOTAL INDUSTRIALS		1,317,899

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASMPT Ltd	8,700	91,729
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	52,134	252,699
Hang Lung Properties Ltd	50,625	56,792
Henderson Land Development Co Ltd	36,610	129,091
Hongkong Land Holdings Ltd (Singapore)	29,015	183,665
Sino Land Co Ltd	106,174	134,390
Sun Hung Kai Properties Ltd	42,500	508,999
Swire Properties Ltd	29,200	83,075
Wharf Real Estate Investment Co Ltd	43,000	127,089
		1,475,800
Retail REITs - 0.0%
Link REIT	72,504	372,678
TOTAL REAL ESTATE		1,848,478

Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	17,000	111,630
CLP Holdings Ltd	47,000	389,254
Power Assets Holdings Ltd	38,500	243,805
		744,689
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	303,403	263,559
TOTAL UTILITIES		1,008,248

TOTAL HONG KONG		11,437,739
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	12,945	105,140
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	6,775	585,143
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	3,932	119,670
TOTAL HUNGARY		809,953
INDIA - 3.0%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	76,988	1,627,769
Consumer Discretionary - 0.4%
Automobiles - 0.3%
Bajaj Auto Ltd	1,883	183,940
Mahindra & Mahindra Ltd	25,176	971,142
Maruti Suzuki India Ltd	3,713	669,905
Tata Motors Ltd	55,881	427,841
		2,252,828
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (b)	132,951	487,107
Specialty Retail - 0.0%
Trent Ltd	5,095	268,250
Textiles, Apparel & Luxury Goods - 0.0%
Titan Co Ltd	11,730	444,552
TOTAL CONSUMER DISCRETIONARY		3,452,737

Consumer Staples - 0.2%
Beverages - 0.0%
Varun Beverages Ltd	34,921	174,404
Food Products - 0.0%
Nestle India Ltd	20,124	261,149
Personal Care Products - 0.2%
Hindustan Unilever Ltd	25,089	710,067
Tobacco - 0.0%
ITC Ltd	84,346	381,229
TOTAL CONSUMER STAPLES		1,526,849

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Bharat Petroleum Corp Ltd	54,868	209,765
Coal India Ltd	64,330	282,361
Indian Oil Corp Ltd	107,295	180,901
Oil & Natural Gas Corp Ltd	109,389	294,891
Reliance Industries Ltd	194,078	2,979,699
		3,947,617
Financials - 1.0%
Banks - 0.8%
Axis Bank Ltd	64,498	821,525
HDFC Bank Ltd/Gandhinagar	318,730	3,411,813
ICICI Bank Ltd	148,363	2,247,130
Kotak Mahindra Bank Ltd	30,752	689,758
State Bank of India	50,247	493,438
		7,663,664
Consumer Finance - 0.1%
Bajaj Finance Ltd	78,651	884,317
Financial Services - 0.1%
Bajaj Finserv Ltd	10,786	243,590
Jio Financial Services Ltd	87,544	288,916
Power Finance Corp Ltd	40,960	189,143
REC Ltd	34,835	146,195
		867,844
TOTAL FINANCIALS		9,415,825

Industrials - 0.2%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	100,707	457,898
Hindustan Aeronautics Ltd (c)	5,265	281,290
		739,188
Construction & Engineering - 0.1%
Larsen & Toubro Ltd	18,944	780,218
Electrical Equipment - 0.0%
Suzlon Energy Ltd (b)	301,619	186,894
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	8,115	228,894
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	20,659	326,365
TOTAL INDUSTRIALS		2,261,559

Information Technology - 0.3%
IT Services - 0.3%
HCL Technologies Ltd	29,748	463,789
Infosys Ltd	101,609	1,651,628
Tata Consultancy Services Ltd	28,485	926,094
Wipro Ltd	79,807	215,027
		3,256,538
Materials - 0.2%
Chemicals - 0.0%
Asian Paints Ltd	12,671	335,166
Construction Materials - 0.0%
UltraTech Cement Ltd	3,314	455,907
Metals & Mining - 0.2%
Hindalco Industries Ltd	41,134	352,784
Tata Steel Ltd	203,795	387,143
Vedanta Ltd	47,388	248,456
		988,383
TOTAL MATERIALS		1,779,456

Utilities - 0.1%
Electric Utilities - 0.0%
Power Grid Corp of India Ltd	128,107	404,111
Tata Power Co Ltd/The	47,491	207,754
		611,865
Independent Power and Renewable Electricity Producers - 0.1%
Adani Power Ltd (b)	124,300	202,381
NTPC Ltd	133,634	512,097
		714,478
TOTAL UTILITIES		1,326,343

TOTAL INDIA		28,594,693
INDONESIA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	1,337,500	246,270
Media - 0.0%
Elang Mahkota Teknologi Tbk PT	999,600	75,277
Wireless Telecommunication Services - 0.0%
Indosat Tbk PT	235,400	24,719
TOTAL COMMUNICATION SERVICES		346,266

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (b)	27,212,100	88,176
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	472,000	54,663
Food Products - 0.0%
Indofood CBP Sukses Makmur Tbk PT	63,800	36,274
Indofood Sukses Makmur Tbk PT	124,700	54,063
		90,337
TOTAL CONSUMER STAPLES		145,000

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alamtri Resources Indonesia Tbk PT	380,700	38,607
Bumi Resources Tbk PT (b)	4,722,600	42,224
United Tractors Tbk PT	42,300	67,962
		148,793
Financials - 0.2%
Banks - 0.2%
Bank Central Asia Tbk PT	1,438,800	658,914
Bank Mandiri Persero Tbk PT	1,249,300	330,176
Bank Negara Indonesia Persero Tbk PT	413,200	101,657
Bank Rakyat Indonesia Persero Tbk PT	1,981,151	464,347
		1,555,094
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Mitra Keluarga Karyasehat Tbk PT (c)	134,100	19,795
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	557,900	37,830
TOTAL HEALTH CARE		57,625

Industrials - 0.0%
Industrial Conglomerates - 0.0%
Astra International Tbk PT	571,700	198,114
Materials - 0.1%
Chemicals - 0.0%
Barito Pacific Tbk PT (b)	764,188	171,960
Metals & Mining - 0.1%
Amman Mineral Internasional PT (b)	343,600	148,966
Aneka Tambang Tbk	236,000	44,749
Bumi Resources Minerals Tbk PT (b)	2,277,900	114,818
Merdeka Copper Gold Tbk PT (b)	377,988	47,858
		356,391
Paper & Forest Products - 0.0%
Indah Kiat Pulp & Paper Tbk PT	67,600	29,814
TOTAL MATERIALS		558,165

Utilities - 0.0%
Gas Utilities - 0.0%
Perusahaan Gas Negara Tbk PT Class B	298,100	30,230
TOTAL INDONESIA		3,127,463
IRELAND - 0.2%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	4,122	371,426
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	48,704	441,151
Bank of Ireland Group PLC	27,457	451,786
		892,937
Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	4,357	362,166
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	4,963	600,523
TOTAL INDUSTRIALS		962,689

TOTAL IRELAND		2,227,052
ISRAEL - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Bezeq The Israeli Telecommunication Corp Ltd	61,455	117,763
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (b)	2,856	102,131
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Shufersal Ltd	5,631	66,320
Food Products - 0.0%
Strauss Group Ltd	1,502	42,449
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (b)	715	44,545
TOTAL CONSUMER STAPLES		153,314

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Delek Group Ltd	262	63,337
Paz Retail And Energy Ltd	255	52,259
		115,596
Financials - 0.3%
Banks - 0.3%
Bank Hapoalim BM	37,095	753,951
Bank Leumi Le-Israel BM	42,077	829,421
First International Bank of Israel Ltd	1,468	105,084
Israel Discount Bank Ltd Class A	34,739	343,384
Mizrahi Tefahot Bank Ltd	4,331	284,924
		2,316,764
Capital Markets - 0.0%
Plus500 Ltd	1,930	83,580
Consumer Finance - 0.0%
Isracard Ltd	5,952	24,044
Insurance - 0.0%
Clal Insurance Enterprises Holdings Ltd	1,792	91,813
Harel Insurance Investments & Financial Services Ltd	3,005	101,249
Menora Mivtachim Holdings Ltd	609	59,756
Phoenix Financial Ltd	4,895	183,256
		436,074
TOTAL FINANCIALS		2,860,462

Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	32,239	651,228
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd	704	356,442
Construction & Engineering - 0.0%
Electra Ltd/Israel	56	32,624
Machinery - 0.0%
Kornit Digital Ltd (b)	1,250	16,875
Marine Transportation - 0.0%
ZIM Integrated Shipping Services Ltd (f)	2,687	36,409
TOTAL INDUSTRIALS		442,350

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Next Vision Stabilized Systems Ltd	1,565	70,874
IT Services - 0.0%
Wix.com Ltd (b)	1,566	278,169
Semiconductors & Semiconductor Equipment - 0.1%
Camtek Ltd/Israel (Israel) (b)	779	81,352
Nova Ltd (Israel) (b)	820	259,824
Tower Semiconductor Ltd (b)	3,124	222,025
		563,201
Software - 0.1%
Cellebrite DI Ltd (b)	3,225	59,759
Check Point Software Technologies Ltd (b)	2,376	491,619
Nice Ltd (b)	1,786	263,139
Sapiens International Corp NV (Israel)	881	37,823
		852,340
TOTAL INFORMATION TECHNOLOGY		1,764,584

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	20,288	126,792
Israel Corp Ltd Class A1	133	41,532
		168,324
Real Estate - 0.1%
Diversified REITs - 0.0%
Reit 1 Ltd	5,366	39,692
Real Estate Management & Development - 0.1%
Airport City Ltd (b)	1,648	30,570
Alony Hetz Properties & Investments Ltd	4,574	54,216
Amot Investments Ltd	6,259	46,788
Azrieli Group Ltd	1,029	102,117
Big Shopping Centers Ltd	440	90,399
Melisron Ltd	706	85,261
Mivne Real Estate Kd Ltd	16,379	63,890
		473,241
TOTAL REAL ESTATE		512,933

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enlight Renewable Energy Ltd (b)	3,338	102,694
OPC Energy Ltd (b)	3,771	59,647
		162,341
TOTAL ISRAEL		7,051,026
ITALY - 2.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (c)(d)	9,715	114,173
Telecom Italia SpA/Milano (b)	259,953	135,905
Telecom Italia SpA/Milano (b)	22,148	12,809
		262,887
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Ferrari NV (Italy)	3,436	1,660,409
Textiles, Apparel & Luxury Goods - 0.0%
Brunello Cucinelli SpA	956	104,382
Moncler SpA	6,432	376,594
Prada Spa	14,400	86,600
		567,576
TOTAL CONSUMER DISCRETIONARY		2,227,985

Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV	15,901	100,250
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	58,418	1,022,087
Financials - 1.2%
Banks - 0.9%
Banca Monte dei Paschi di Siena SpA	31,105	275,352
Banca Popolare di Sondrio SPA	12,756	198,733
Banco BPM SpA	42,603	636,480
BPER Banca SPA	29,966	331,973
FinecoBank Banca Fineco SpA	17,191	371,470
Intesa Sanpaolo SpA	440,557	2,916,125
UniCredit SpA	43,801	3,333,042
		8,063,175
Capital Markets - 0.0%
Azimut Holding SpA	3,015	116,564
Financial Services - 0.0%
Banca Mediolanum SpA	7,110	142,325
Nexi SpA (c)(d)	22,072	124,800
		267,125
Insurance - 0.3%
Generali	30,085	1,180,084
Poste Italiane Spa (c)(d)	12,900	305,783
Unipol Assicurazioni SpA	12,698	272,222
		1,758,089
TOTAL FINANCIALS		10,204,953

Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	3,123	189,561
Industrials - 0.2%
Aerospace & Defense - 0.1%
Leonardo SpA	11,377	727,976
Electrical Equipment - 0.1%
Prysmian SpA	8,314	821,685
Machinery - 0.0%
Interpump Group SpA	2,324	106,357
Passenger Airlines - 0.0%
Ryanair Holdings PLC	14,934	436,408
TOTAL INDUSTRIALS		2,092,426

Information Technology - 0.0%
IT Services - 0.0%
Reply SpA	630	89,645
Utilities - 0.3%
Electric Utilities - 0.3%
Enel SpA	217,250	2,058,779
Terna - Rete Elettrica Nazionale	39,557	401,165
		2,459,944
Gas Utilities - 0.0%
Italgas SpA	17,073	157,049
Snam SpA	57,581	345,992
		503,041
Multi-Utilities - 0.0%
A2A SpA	43,991	115,019
Hera SpA	22,198	99,816
		214,835
TOTAL UTILITIES		3,177,820

TOTAL ITALY		19,367,614
JAPAN - 16.3%
Communication Services - 1.3%
Diversified Telecommunication Services - 0.1%
Internet Initiative Japan Inc	3,900	69,055
NTT Inc (f)	839,900	877,965
		947,020
Entertainment - 0.5%
Capcom Co Ltd	9,400	255,714
Konami Group Corp	2,900	418,360
Nexon Co Ltd	11,300	247,985
Nintendo Co Ltd (f)	32,900	2,846,483
Square Enix Holdings Co Ltd	7,500	161,375
Toho Co Ltd/Tokyo (f)	3,300	212,134
		4,142,051
Interactive Media & Services - 0.0%
Kakaku.com Inc	3,500	60,090
LY Corp	70,500	226,306
		286,396
Media - 0.0%
CyberAgent Inc	11,700	140,443
Dentsu Group Inc	6,100	133,158
Hakuhodo DY Holdings Inc	8,100	65,097
Kadokawa Corp	3,800	92,684
		431,382
Wireless Telecommunication Services - 0.7%
KDDI Corp	80,100	1,277,477
SoftBank Corp	792,200	1,165,167
SoftBank Group Corp (f)	29,400	3,709,709
		6,152,353
TOTAL COMMUNICATION SERVICES		11,959,202

Consumer Discretionary - 2.9%
Automobile Components - 0.4%
Aisin Corp	18,000	311,593
Bridgestone Corp	16,500	762,600
Denso Corp	59,700	859,184
JTEKT Corp	6,700	66,488
Koito Manufacturing Co Ltd	6,800	103,091
NHK Spring Co Ltd	5,400	81,282
Nifco Inc/Japan	2,500	75,565
Niterra Co Ltd	4,500	173,872
Stanley Electric Co Ltd (f)	3,800	76,804
Sumitomo Electric Industries Ltd	22,300	634,525
Sumitomo Rubber Industries Ltd	5,200	63,240
Toyo Tire Corp	3,500	93,035
Yokohama Rubber Co Ltd/The	3,900	144,247
		3,445,526
Automobiles - 1.0%
Honda Motor Co Ltd (f)	136,600	1,409,620
Isuzu Motors Ltd	15,900	200,394
Mazda Motor Corp	16,900	123,057
Mitsubishi Motors Corp	18,400	49,802
Nissan Motor Co Ltd (b)	60,500	147,135
Subaru Corp	16,500	336,259
Suzuki Motor Corp	55,200	803,650
Toyota Motor Corp	346,500	6,655,041
Yamaha Motor Co Ltd	28,900	216,382
		9,941,340
Broadline Retail - 0.2%
Isetan Mitsukoshi Holdings Ltd	10,200	188,109
J Front Retailing Co Ltd	7,600	126,701
Pan Pacific International Holdings Corp	75,000	494,473
Rakuten Group Inc (b)	42,000	272,356
Ryohin Keikaku Co Ltd	15,800	314,375
Takashimaya Co Ltd	8,900	101,791
		1,497,805
Hotels, Restaurants & Leisure - 0.1%
Food & Life Cos Ltd	3,300	172,648
McDonald's Holdings Co Japan Ltd (f)	2,400	100,781
Oriental Land Co Ltd/Japan	33,900	816,077
Skylark Holdings Co Ltd	6,400	132,384
Zensho Holdings Co Ltd	2,600	170,046
		1,391,936
Household Durables - 0.7%
Casio Computer Co Ltd	5,800	47,664
Haseko Corp	6,000	102,440
Iida Group Holdings Co Ltd	4,800	76,649
Nikon Corp	8,800	102,330
Open House Group Co Ltd	1,900	98,350
Panasonic Holdings Corp	64,900	704,431
Rinnai Corp	3,200	75,864
Sekisui House Ltd	18,700	425,286
Sharp Corp/Japan (b)	7,800	43,700
Sony Group Corp	172,900	4,970,306
Sumitomo Forestry Co Ltd	17,400	207,256
		6,854,276
Leisure Products - 0.1%
Bandai Namco Holdings Inc	18,300	608,869
Sankyo Co Ltd	5,800	100,853
Sega Sammy Holdings Inc	4,300	90,602
Shimano Inc	2,200	245,869
Yamaha Corp	14,100	93,620
		1,139,813
Specialty Retail - 0.3%
Fast Retailing Co Ltd	5,800	1,761,529
Nitori Holdings Co Ltd (f)	12,000	232,024
Sanrio Co Ltd	5,800	272,616
Shimamura Co Ltd	1,400	93,617
USS Co Ltd	12,100	138,890
Yamada Holdings Co Ltd	17,200	56,455
ZOZO Inc	11,000	101,075
		2,656,206
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	20,700	541,978
Goldwin Inc	3,600	61,321
		603,299
TOTAL CONSUMER DISCRETIONARY		27,530,201

Consumer Staples - 0.9%
Beverages - 0.1%
Asahi Group Holdings Ltd	42,800	513,127
Coca-Cola Bottlers Japan Holdings Inc	4,300	76,617
Kirin Holdings Co Ltd	22,900	335,511
Sapporo Holdings Ltd	2,200	109,882
Suntory Beverage & Food Ltd	3,600	112,587
		1,147,724
Consumer Staples Distribution & Retail - 0.4%
Aeon Co Ltd	78,300	950,426
Cosmos Pharmaceutical Corp	1,300	75,951
Kobe Bussan Co Ltd	4,200	115,419
MatsukiyoCocokara & Co	10,700	217,350
Seven & i Holdings Co Ltd	67,400	904,401
Sugi Holdings Co Ltd	3,200	77,163
Sundrug Co Ltd	1,900	55,721
Tsuruha Holdings Inc	5,200	83,247
Welcia Holdings Co Ltd	2,800	51,121
		2,530,799
Food Products - 0.2%
Ajinomoto Co Inc	26,300	754,001
Calbee Inc	2,900	56,006
Ezaki Glico Co Ltd	1,600	54,778
Kagome Co Ltd	2,300	44,776
Kewpie Corp	3,300	90,129
Kikkoman Corp	27,400	232,037
MEIJI Holdings Co Ltd	7,500	155,515
NH Foods Ltd	2,790	110,549
Nichirei Corp	7,300	85,709
Nisshin Seifun Group Inc	7,000	85,940
Nissin Foods Holdings Co Ltd (f)	6,700	126,221
Toyo Suisan Kaisha Ltd	2,900	207,374
Yakult Honsha Co Ltd (f)	8,500	138,606
Yamazaki Baking Co Ltd	4,500	100,172
		2,241,813
Household Products - 0.0%
Lion Corp	7,800	81,462
Unicharm Corp	36,200	234,846
		316,308
Personal Care Products - 0.1%
Kao Corp	13,100	570,912
Kobayashi Pharmaceutical Co Ltd	1,500	54,448
Kose Corp	1,000	40,092
Rohto Pharmaceutical Co Ltd	6,200	104,245
Shiseido Co Ltd	11,400	194,602
		964,299
Tobacco - 0.1%
Japan Tobacco Inc	30,900	1,013,429
TOTAL CONSUMER STAPLES		8,214,372

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cosmo Energy Holdings Co Ltd	4,000	96,859
ENEOS Holdings Inc	76,100	481,957
Idemitsu Kosan Co Ltd	25,735	176,068
Inpex Corp	27,200	489,754
Iwatani Corp	5,900	64,512
		1,309,150
Financials - 2.5%
Banks - 1.6%
Aozora Bank Ltd	3,600	56,280
Chiba Bank Ltd/The	20,000	209,649
Fukuoka Financial Group Inc	5,400	161,507
Gunma Bank Ltd/The	10,000	111,675
Hachijuni Bank Ltd/The	13,000	135,903
Iyogin Holdings Inc	8,800	133,620
Japan Post Bank Co Ltd	48,600	596,306
Kyoto Financial Group Inc	8,500	180,823
Kyushu Financial Group Inc	11,900	73,298
Mebuki Financial Group Inc	27,700	177,231
Mitsubishi UFJ Financial Group Inc	339,400	5,474,990
Mizuho Financial Group Inc	70,730	2,377,651
Rakuten Bank Ltd (b)	2,500	139,788
Resona Holdings Inc	64,900	661,805
Shizuoka Financial Group Inc	13,900	190,141
Sumitomo Mitsui Financial Group Inc	109,200	3,072,110
Sumitomo Mitsui Trust Group Inc	20,100	583,383
Yamaguchi Financial Group Inc	6,000	73,131
Yokohama Financial Group Inc	32,100	245,759
		14,655,050
Capital Markets - 0.2%
Daiwa Securities Group Inc (f)	38,900	316,104
Japan Exchange Group Inc	29,400	328,309
Nomura Holdings Inc (f)	82,700	606,082
SBI Holdings Inc	7,700	335,106
		1,585,601
Consumer Finance - 0.0%
Credit Saison Co Ltd	4,600	122,658
Marui Group Co Ltd	5,199	111,286
		233,944
Financial Services - 0.1%
GMO Payment Gateway Inc	1,300	72,936
Mitsubishi HC Capital Inc	27,900	230,637
ORIX Corp	31,100	816,250
Tokyo Century Corp	5,300	67,628
Zenkoku Hosho Co Ltd	2,900	65,810
		1,253,261
Insurance - 0.6%
Dai-ichi Life Holdings Inc	104,000	818,082
Japan Post Holdings Co Ltd	50,200	498,250
Japan Post Insurance Co Ltd	5,300	150,271
Ms&Ad Insurance Group Holdings Inc	37,100	840,164
Sompo Holdings Inc (f)	27,900	862,544
Sony Financial Group Inc (b)	172,900	191,741
T&D Holdings Inc	15,300	373,989
Tokio Marine Holdings Inc (f)	54,400	2,302,380
		6,037,421
TOTAL FINANCIALS		23,765,277

Health Care - 0.9%
Health Care Equipment & Supplies - 0.3%
Asahi Intecc Co Ltd	6,600	107,177
Hoya Corp	9,700	1,341,222
Nihon Kohden Corp	4,800	54,870
Olympus Corp (f)	32,000	404,577
Sysmex Corp	13,400	165,320
Terumo Corp	41,640	686,915
		2,760,081
Health Care Providers & Services - 0.0%
Alfresa Holdings Corp	5,100	72,990
Medipal Holdings Corp	5,800	99,951
Suzuken Co Ltd/Aichi Japan	1,700	66,869
		239,810
Health Care Technology - 0.0%
M3 Inc	12,000	194,260
Pharmaceuticals - 0.6%
Astellas Pharma Inc	50,900	554,809
Chugai Pharmaceutical Co Ltd	17,900	793,588
Daiichi Sankyo Co Ltd	53,700	1,208,261
Eisai Co Ltd	8,200	277,019
Hisamitsu Pharmaceutical Co Inc	2,100	58,477
Kyowa Kirin Co Ltd	6,900	107,864
Nippon Shinyaku Co Ltd	1,700	38,314
Ono Pharmaceutical Co Ltd	13,200	152,007
Otsuka Holdings Co Ltd	14,700	783,962
Santen Pharmaceutical Co Ltd	9,600	106,429
Shionogi & Co Ltd	22,800	401,733
Takeda Pharmaceutical Co Ltd (f)	44,738	1,313,973
Tsumura & CO	1,900	46,522
		5,842,958
TOTAL HEALTH CARE		9,037,109

Industrials - 4.1%
Air Freight & Logistics - 0.0%
NIPPON EXPRESS HOLDINGS INC	6,600	149,850
Sankyu Inc	1,600	87,636
SG Holdings Co Ltd (f)	13,100	135,442
Yamato Holdings Co Ltd	8,900	142,267
		515,195
Building Products - 0.2%
Agc Inc	6,300	205,458
Daikin Industries Ltd (f)	8,200	945,149
Lixil Corp	8,000	98,454
Sanwa Holdings Corp	6,400	183,321
TOTO Ltd	4,500	118,348
		1,550,730
Commercial Services & Supplies - 0.1%
ALSOK Co Ltd	10,500	79,237
Dai Nippon Printing Co Ltd	12,100	205,757
Kokuyo Co Ltd	10,500	62,552
Park24 Co Ltd	3,700	47,287
Secom Co Ltd	11,800	432,912
TOPPAN Holdings Inc	9,000	230,598
		1,058,343
Construction & Engineering - 0.2%
COMSYS Holdings Corp	3,200	79,712
EXEO Group Inc	5,400	78,215
JGC Holdings Corp	6,900	70,440
Kajima Corp	12,600	367,226
Kinden Corp	3,300	112,934
Obayashi Corp	20,200	331,553
Shimizu Corp	15,300	214,931
Taisei Corp	5,100	350,458
		1,605,469
Electrical Equipment - 0.3%
Fuji Electric Co Ltd	4,200	281,542
Fujikura Ltd	7,700	753,190
Mabuchi Motor Co Ltd	3,000	52,541
Mitsubishi Electric Corp	59,400	1,525,614
NIDEC CORP (f)	29,500	524,359
		3,137,246
Ground Transportation - 0.4%
Central Japan Railway Co	29,000	831,421
East Japan Railway Co	31,900	780,237
Hankyu Hanshin Holdings Inc	7,100	209,517
Keikyu Corp	7,700	78,153
Keio Corp	3,400	87,721
Keisei Electric Railway Co Ltd	14,500	134,497
Kintetsu Group Holdings Co Ltd	5,400	112,575
Kyushu Railway Co	4,400	116,601
Nagoya Railroad Co Ltd	5,600	66,930
Nankai Electric Railway Co Ltd	3,200	60,371
Odakyu Electric Railway Co Ltd	10,300	115,751
Seibu Holdings Inc	7,000	253,379
Seino Holdings Co Ltd	4,100	60,439
Tobu Railway Co Ltd	5,700	101,765
Tokyo Metro Co Ltd	8,200	93,957
Tokyu Corp	18,000	219,517
West Japan Railway Co	13,300	291,642
		3,614,473
Industrial Conglomerates - 0.4%
Hikari Tsushin Inc	700	195,395
Hitachi Ltd	128,800	3,412,308
Keihan Holdings Co Ltd	3,000	68,161
Sekisui Chemical Co Ltd	11,600	216,100
		3,891,964
Machinery - 1.0%
Amada Co Ltd	9,200	113,062
Daifuku Co Ltd	10,700	343,173
DMG Mori Co Ltd	3,700	74,433
Ebara Corp	11,500	262,137
FANUC Corp	26,300	755,782
Fujitec Co Ltd	2,100	80,189
Hitachi Construction Machinery Co Ltd	2,900	92,669
Hoshizaki Corp	3,200	120,223
IHI Corp	30,800	573,628
Japan Steel Works Ltd/The	2,100	127,394
Kawasaki Heavy Industries Ltd	4,700	310,198
Komatsu Ltd	26,700	930,154
Kubota Corp (f)	29,200	366,881
Kurita Water Industries Ltd	3,000	102,424
Makita Corp	7,900	256,736
MINEBEA MITSUMI Inc	11,400	214,215
MISUMI Group Inc	8,000	124,773
Mitsubishi Heavy Industries Ltd	94,900	2,483,448
Miura Co Ltd	3,000	59,021
Nabtesco Corp	3,400	76,996
NGK Insulators Ltd	6,900	115,339
NSK Ltd	12,600	64,998
SMC Corp	1,680	519,275
Sumitomo Heavy Industries Ltd	3,400	81,702
THK Co Ltd	3,400	94,079
Toyota Industries Corp (f)	5,300	596,355
Yaskawa Electric Corp	7,500	159,654
		9,098,938
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd (f)	18,000	255,940
Mitsui OSK Lines Ltd (f)	10,200	309,667
Nippon Yusen KK	13,000	443,627
		1,009,234
Passenger Airlines - 0.0%
ANA Holdings Inc	4,500	86,938
Japan Airlines Co Ltd	4,100	82,554
		169,492
Professional Services - 0.3%
BayCurrent Inc	3,800	223,315
Persol Holdings Co Ltd	50,500	92,098
Recruit Holdings Co Ltd	44,000	2,365,611
TechnoPro Holdings Inc	100	3,272
		2,684,296
Trading Companies & Distributors - 1.1%
ITOCHU Corp (f)	40,600	2,310,075
Marubeni Corp	46,700	1,165,269
Mitsubishi Corp (f)	113,100	2,696,238
Mitsui & Co Ltd	81,700	2,028,710
MonotaRO Co Ltd	6,900	100,179
Nagase & Co Ltd	3,200	69,286
Sojitz Corp	6,580	174,022
Sumitomo Corp	34,100	986,615
Toyota Tsusho Corp	20,000	553,646
		10,084,040
Transportation Infrastructure - 0.0%
Japan Airport Terminal Co Ltd	2,600	83,036
Kamigumi Co Ltd	2,500	75,937
Mitsubishi Logistics Corp	9,300	76,250
		235,223
TOTAL INDUSTRIALS		38,654,643

Information Technology - 2.0%
Electronic Equipment, Instruments & Components - 0.6%
Alps Alpine Co Ltd	5,200	65,822
Azbil Corp	13,400	127,172
Dexerials Corp	4,600	70,811
Hamamatsu Photonics KK	7,700	83,568
Hirose Electric Co Ltd	900	112,161
Horiba Ltd	1,100	93,275
Ibiden Co Ltd	4,000	243,000
Jeol Ltd	1,400	48,100
Keyence Corp (f)	5,600	2,086,341
Kyocera Corp	39,400	529,288
Murata Manufacturing Co Ltd	51,300	973,882
Omron Corp	5,500	150,961
Shimadzu Corp	7,800	196,998
Taiyo Yuden Co Ltd	3,600	80,404
TDK Corp	54,620	790,942
Topcon Corp (b)	3,000	66,457
Yokogawa Electric Corp	6,500	186,541
		5,905,723
IT Services - 0.4%
BIPROGY Inc	2,200	89,824
Fujitsu Ltd	48,300	1,133,038
NEC Corp	38,400	1,229,149
Nomura Research Institute Ltd	12,400	476,061
Obic Co Ltd	9,300	324,118
Otsuka Corp	6,300	131,551
SCSK Corp	4,100	122,791
TIS Inc	5,700	188,246
		3,694,778
Semiconductors & Semiconductor Equipment - 0.8%
Advantest Corp	21,500	2,127,269
Disco Corp	2,643	828,688
Lasertec Corp	2,300	314,652
Renesas Electronics Corp	45,700	525,787
Rohm Co Ltd	9,600	143,318
SCREEN Holdings Co Ltd (f)	2,900	262,775
Socionext Inc	5,000	93,968
SUMCO Corp	9,700	103,138
Tokyo Electron Ltd (f)	13,300	2,357,651
Tokyo Seimitsu Co Ltd	1,100	74,791
Ulvac Inc	1,300	56,691
		6,888,728
Software - 0.0%
Oracle Corp Japan	900	91,895
Trend Micro Inc/Japan	3,500	191,565
		283,460
Technology Hardware, Storage & Peripherals - 0.2%
Brother Industries Ltd	7,200	120,669
Canon Inc	27,000	787,944
FUJIFILM Holdings Corp	35,000	870,391
Konica Minolta Inc	14,100	50,162
Ricoh Co Ltd	16,000	140,850
Seiko Epson Corp	8,800	112,573
		2,082,589
TOTAL INFORMATION TECHNOLOGY		18,855,278

Materials - 0.8%
Chemicals - 0.6%
ADEKA Corp	2,900	64,732
Air Water Inc (Osaka)	6,500	111,861
Asahi Kasei Corp	38,500	302,599
Daicel Corp	7,200	65,702
DIC Corp	2,300	56,767
Kaneka Corp	1,900	54,064
Kansai Paint Co Ltd	5,000	81,533
Kuraray Co Ltd	8,500	97,703
Mitsubishi Chemical Group Corp	40,600	233,212
Mitsubishi Gas Chemical Co Inc	5,500	98,277
Mitsui Chemicals Inc	5,400	134,973
Nippon Paint Holdings Co Ltd	29,800	203,523
Nippon Sanso Holdings Corp	6,000	212,882
Nissan Chemical Corp	3,800	137,650
Nitto Denko Corp	19,900	471,724
NOF Corp	6,600	115,456
Resonac Holdings Corp	5,200	176,105
Shin-Etsu Chemical Co Ltd	55,800	1,827,090
Sumitomo Chemical Co Ltd	46,500	146,377
Teijin Ltd	5,300	45,040
Tokyo Ohka Kogyo Co Ltd	3,400	111,460
Toray Industries Inc	46,000	293,469
Tosoh Corp	9,100	134,621
Zeon Corp	6,100	67,915
		5,244,735
Construction Materials - 0.0%
Taiheiyo Cement Corp	3,300	85,663
Containers & Packaging - 0.0%
Toyo Seikan Group Holdings Ltd	3,800	86,723
Metals & Mining - 0.2%
Dowa Holdings Co Ltd	1,700	61,935
JFE Holdings Inc	18,100	222,107
JX Advanced Metals Corp	13,100	173,666
Kobe Steel Ltd	11,200	132,350
Maruichi Steel Tube Ltd	6,300	54,848
Mitsubishi Materials Corp	3,700	69,395
Nippon Steel Corp (f)	151,000	621,930
Sumitomo Metal Mining Co Ltd	7,700	247,901
Yamato Kogyo Co Ltd	1,300	79,942
		1,664,074
Paper & Forest Products - 0.0%
Oji Holdings Corp	26,800	146,636
TOTAL MATERIALS		7,227,831

Real Estate - 0.6%
Diversified REITs - 0.1%
Activia Properties Inc	60	54,610
Daiwa House REIT Investment Corp	129	109,910
KDX Realty Investment Corp	113	128,752
Nomura Real Estate Master Fund Inc	121	131,240
Sekisui House Reit Inc	122	65,667
United Urban Investment Corp	86	104,327
		594,506
Hotel & Resort REITs - 0.0%
Invincible Investment Corp	214	97,533
Japan Hotel REIT Investment Corp	144	86,856
		184,389
Industrial REITs - 0.0%
GLP J-REIT	134	123,685
Industrial & Infrastructure Fund Investment Corp	72	66,116
Japan Logistics Fund Inc	77	50,922
LaSalle Logiport REIT	50	48,517
Mitsui Fudosan Logistics Park Inc	91	65,411
		354,651
Office REITs - 0.1%
Japan Prime Realty Investment Corp	113	78,779
Japan Real Estate Investment Corp	203	170,900
Nippon Building Fund Inc	241	227,335
Orix JREIT Inc	155	105,021
		582,035
Real Estate Management & Development - 0.4%
Daito Trust Construction Co Ltd	8,500	186,513
Daiwa House Industry Co Ltd	17,600	632,105
Hulic Co Ltd	18,900	207,039
Mitsubishi Estate Co Ltd	35,200	809,031
Mitsui Fudosan Co Ltd	78,200	851,294
Nomura Real Estate Holdings Inc	15,100	96,398
Sumitomo Realty & Development Co Ltd	13,400	591,066
Tokyo Tatemono Co Ltd	6,200	124,099
Tokyu Fudosan Holdings Corp	16,500	136,383
		3,633,928
Residential REITs - 0.0%
Advance Residence Investment Corp	80	89,854
Mitsui Fudosan Accommodations Fund Inc	71	63,373
		153,227
Retail REITs - 0.0%
Japan Metropolitan Fund Invest	202	155,306
TOTAL REAL ESTATE		5,658,042

Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	21,300	295,815
Chugoku Electric Power Co Inc/The	8,800	50,181
Kansai Electric Power Co Inc/The	28,900	413,381
Kyushu Electric Power Co Inc	13,300	133,058
Tohoku Electric Power Co Inc	14,130	102,809
Tokyo Electric Power Co Holdings Inc (b)	21,800	102,115
		1,097,359
Gas Utilities - 0.1%
Osaka Gas Co Ltd	11,200	324,393
Toho Gas Co Ltd	2,400	73,971
Tokyo Gas Co Ltd	9,700	344,919
		743,283
Independent Power and Renewable Electricity Producers - 0.0%
Electric Power Development Co Ltd	4,696	88,103
TOTAL UTILITIES		1,928,745

TOTAL JAPAN		154,139,850
KOREA (SOUTH) - 3.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	6,095	66,617
Entertainment - 0.1%
HYBE Co Ltd	596	112,883
JYP Entertainment Corp	786	41,750
Krafton Inc (b)	857	178,487
NCSoft Corp	436	67,056
Netmarble Corp (c)(d)	623	27,370
Pearl Abyss Corp (b)	874	22,061
SM Entertainment Co Ltd	299	27,677
		477,284
Interactive Media & Services - 0.1%
Kakao Corp	8,568	363,601
NAVER Corp	4,142	791,871
		1,155,472
Media - 0.0%
Cheil Worldwide Inc	2,027	29,299
TOTAL COMMUNICATION SERVICES		1,728,672

Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Hankook Tire & Technology Co Ltd	1,979	54,039
HL Mando Co Ltd	954	22,824
Hyundai Mobis Co Ltd	1,723	366,210
		443,073
Automobiles - 0.2%
Hyundai Motor Co	3,855	590,151
Kia Corp	7,046	505,210
		1,095,361
Broadline Retail - 0.2%
Coupang Inc Class A (b)	37,287	1,200,642
Shinsegae Inc	178	23,713
		1,224,355
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(c)(d)	5,981	171,741
Hanjin Kal Corp	788	56,389
Kangwon Land Inc	3,562	46,565
		274,695
Household Durables - 0.0%
Coway Co Ltd	1,486	104,221
LG Electronics Inc	3,027	162,942
		267,163
Specialty Retail - 0.0%
Hotel Shilla Co Ltd (b)	901	32,974
Textiles, Apparel & Luxury Goods - 0.0%
Misto Holdings Corp	1,107	30,386
Youngone Corp	615	28,420
		58,806
TOTAL CONSUMER DISCRETIONARY		3,396,427

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
E-MART Inc	522	28,062
Food Products - 0.0%
CJ CheilJedang Corp	231	37,913
NongShim Co Ltd	105	32,260
Orion Corp/Republic of Korea	618	45,588
Samyang Foods Co Ltd	119	129,555
		245,316
Personal Care Products - 0.0%
Amorepacific Corp	844	73,497
Cosmax Inc	229	34,975
LG H&H Co Ltd	263	53,558
		162,030
Tobacco - 0.1%
KT&G Corp	2,767	263,218
TOTAL CONSUMER STAPLES		698,626

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	1,288	142,517
S-Oil Corp (b)	1,169	51,939
SK Innovation Co Ltd	1,825	130,596
		325,052
Financials - 0.4%
Banks - 0.3%
BNK Financial Group Inc	7,941	82,496
Hana Financial Group Inc	8,069	500,998
iM Financial Group Co Ltd	4,139	40,551
Industrial Bank of Korea	7,421	102,827
JB Financial Group Co Ltd	2,989	48,844
KakaoBank Corp	9,794	165,624
KB Financial Group Inc	10,400	857,530
Shinhan Financial Group Co Ltd	13,942	702,236
Woori Financial Group Inc	18,788	347,151
		2,848,257
Capital Markets - 0.0%
KIWOOM Securities Co Ltd	351	61,231
Korea Investment Holdings Co Ltd	1,158	119,557
Mirae Asset Securities Co Ltd	7,211	109,621
NH Investment & Securities Co Ltd	3,855	53,306
Samsung Securities Co Ltd	1,786	91,180
		434,895
Consumer Finance - 0.0%
Samsung Card Co Ltd	642	23,908
Financial Services - 0.0%
Meritz Financial Group Inc	2,122	171,491
Insurance - 0.1%
DB Insurance Co Ltd	1,233	121,594
Hyundai Marine & Fire Insurance Co Ltd (b)	1,671	33,493
Samsung Fire & Marine Insurance Co Ltd	893	287,084
Samsung Life Insurance Co Ltd	2,970	331,168
		773,339
TOTAL FINANCIALS		4,251,890

Health Care - 0.2%
Biotechnology - 0.1%
Alteogen Inc (b)	1,183	385,789
Celltrion Inc	4,393	542,388
Hugel Inc (b)	149	32,040
PharmaResearch Co Ltd	177	75,744
SK Bioscience Co Ltd (b)	674	22,460
		1,058,421
Health Care Equipment & Supplies - 0.0%
HLB Inc (b)	3,430	92,684
Health Care Providers & Services - 0.0%
Hanmi Science Co ltd	1,018	28,197
Life Sciences Tools & Services - 0.1%
LigaChem Biosciences Inc (b)	719	71,929
Peptron Inc (b)	589	125,816
Samsung Biologics Co Ltd (b)(c)(d)	519	368,437
		566,182
Pharmaceuticals - 0.0%
Celltrion Pharm Inc	550	20,952
Hanall Biopharma Co Ltd (b)	948	22,174
Hanmi Pharm Co Ltd	178	46,514
Sam Chun Dang Pharm Co Ltd	389	59,689
SK Biopharmaceuticals Co Ltd (b)	800	57,760
Yuhan Corp	1,711	145,098
		352,187
TOTAL HEALTH CARE		2,097,671

Industrials - 0.7%
Aerospace & Defense - 0.1%
Hanwha Aerospace Co Ltd	907	714,916
Hanwha Systems Co Ltd	2,069	87,655
Korea Aerospace Industries Ltd	2,026	155,798
LIG Nex1 Co Ltd	315	115,061
		1,073,430
Air Freight & Logistics - 0.0%
Cj Logistics Corp	286	17,147
Hyundai Glovis Co Ltd	1,253	147,566
		164,713
Commercial Services & Supplies - 0.0%
S-1 Corp	516	30,898
Construction & Engineering - 0.0%
DL E&C Co Ltd	698	20,824
GS Engineering & Construction Corp	1,920	25,155
Hyundai Engineering & Construction Co Ltd	2,032	78,709
KEPCO Engineering & Construction Co Inc	527	31,445
Samsung E&A Co Ltd	4,358	83,161
		239,294
Electrical Equipment - 0.3%
Doosan Enerbility Co Ltd (b)	12,602	562,610
Ecopro BM Co Ltd (b)	1,482	119,241
Ecopro Co Ltd	2,970	100,344
HD Hyundai Electric Co Ltd	637	263,975
Hyosung Heavy Industries Corp	131	124,990
L&F Co Ltd (b)	740	39,149
LG Energy Solution Ltd (b)	1,182	292,464
LS Corp	497	59,098
LS Electric Co Ltd	420	85,081
POSCO Future M Co Ltd (b)	1,009	103,096
Shinsung Delta Tech Co Ltd	433	17,080
Taihan Cable & Solution Co Ltd (b)	3,033	33,517
		1,800,645
Industrial Conglomerates - 0.1%
CJ Corp	368	48,082
Doosan Co Ltd	208	80,124
GS Holdings Corp	1,203	39,359
Hanwha Corp	1,168	70,358
LG Corp	2,585	132,524
Samsung C&T Corp	2,017	265,117
SK Inc	997	149,078
SK Square Co Ltd (b)	2,459	352,804
		1,137,446
Machinery - 0.2%
Doosan Bobcat Inc	1,435	56,708
Hanwha Ocean Co Ltd (b)	3,105	243,858
HD Hyundai Heavy Industries Co Ltd	621	227,719
HD Hyundai Infracore Co Ltd	3,685	39,620
HD HYUNDAI MIPO	639	92,590
HD Korea Shipbuilding & Offshore Engineering Co Ltd	1,293	378,391
Hyundai Elevator Co Ltd	580	33,038
Hyundai Rotem Co Ltd	2,025	315,769
Rainbow Robotics (b)	222	48,844
Samsung Heavy Industries Co Ltd (b)	20,261	315,940
		1,752,477
Marine Transportation - 0.0%
HMM Co Ltd	9,504	135,682
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	5,155	83,505
Trading Companies & Distributors - 0.0%
Posco International Corp	1,285	44,330
TOTAL INDUSTRIALS		6,462,420

Information Technology - 1.4%
Electronic Equipment, Instruments & Components - 0.1%
Daejoo Electronic Materials Co Ltd	297	13,957
Hanwha Vision Co Ltd (b)	906	34,255
IsuPetasys Co Ltd	1,498	76,050
LG Display Co Ltd (b)	10,216	104,785
LG Innotek Co Ltd	391	52,284
Samsung Electro-Mechanics Co Ltd	1,573	216,725
Samsung SDI Co Ltd	1,658	242,014
		740,070
IT Services - 0.0%
Posco DX Co Ltd	1,520	22,728
Samsung SDS Co Ltd	1,065	124,515
		147,243
Semiconductors & Semiconductor Equipment - 0.4%
DB HiTek Co Ltd	839	33,932
Eo Technics Co Ltd	241	39,983
Hanmi Semiconductor Co Ltd	1,200	82,453
HPSP Co Ltd	1,203	28,909
LEENO Industrial Inc	1,180	43,270
SK Hynix Inc	15,145	3,747,349
		3,975,896
Software - 0.0%
Douzone Bizon Co Ltd	527	33,358
Technology Hardware, Storage & Peripherals - 0.9%
Samsung Electronics Co Ltd	134,766	8,050,859
TOTAL INFORMATION TECHNOLOGY		12,947,426

Materials - 0.1%
Chemicals - 0.0%
Dongjin Semichem Co Ltd	1,005	29,447
Enchem Co Ltd (b)	470	23,961
Hansol Chemical Co Ltd	265	39,436
Hanwha Solutions Corp	2,993	60,843
KCC Corp	120	32,810
Kumho Petrochemical Co Ltd	433	32,188
LG Chem Ltd	1,280	253,370
Lotte Chemical Corp	552	26,609
OCI Holdings Co Ltd	377	23,730
SKC Co Ltd (b)	514	37,001
		559,395
Metals & Mining - 0.1%
Hyundai Steel Co	2,326	56,227
Korea Zinc Co Ltd	302	198,046
POSCO Holdings Inc	2,051	402,730
		657,003
TOTAL MATERIALS		1,216,398

Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	7,179	185,041
TOTAL KOREA (SOUTH)		33,309,623
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	69,621	117,364
Financials - 0.2%
Banks - 0.2%
Al Ahli Bank of Kuwait KSCP	37,441	35,296
Boubyan Bank KSCP	41,139	95,205
Gulf Bank KSCP	68,525	78,507
Kuwait Finance House KSCP	343,195	893,094
National Bank of Kuwait SAKP	246,007	854,381
		1,956,483
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Agility Global PLC	120,654	36,133
Agility Public Warehousing Co KSC	41,543	20,398
		56,531
Industrial Conglomerates - 0.0%
National Industries Group Holding SAK	62,564	57,342
TOTAL INDUSTRIALS		113,873

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	19,962	64,362
TOTAL KUWAIT		2,252,082
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
SES SA Series A depository receipt	9,925	75,566
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	3,432	248,933
Materials - 0.1%
Metals & Mining - 0.1%
APERAM SA	1,198	38,848
ArcelorMittal SA	12,721	456,715
		495,563
TOTAL LUXEMBOURG		820,062
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	58,000	319,591
Sands China Ltd	66,000	184,041

TOTAL MACAU		503,632
MALAYSIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	57,939	97,471
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	85,499	54,446
CELCOMDIGI BHD	93,900	82,555
Maxis Bhd	64,600	55,567
		192,568
TOTAL COMMUNICATION SERVICES		290,039

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	60,900	42,255
Genting Malaysia Bhd	81,600	40,718
		82,973
Specialty Retail - 0.0%
MR DIY Group M Bhd (c)(d)	126,500	49,295
TOTAL CONSUMER DISCRETIONARY		132,268

Consumer Staples - 0.0%
Food Products - 0.0%
IOI Corp Bhd	87,900	82,501
Kuala Lumpur Kepong Bhd	16,128	78,944
Nestle Malaysia Bhd	1,800	41,154
PPB Group Bhd	19,900	48,231
QL Resources Bhd	47,950	49,448
SD Guthrie Bhd	104,276	129,339
United Plantations BHD	8,700	47,505
		477,122
Energy - 0.0%
Energy Equipment & Services - 0.0%
Dialog Group Bhd	118,600	53,262
Yinson Holdings BHD	64,700	37,204
		90,466
Oil, Gas & Consumable Fuels - 0.0%
Petronas Dagangan Bhd	10,000	54,509
TOTAL ENERGY		144,975

Financials - 0.2%
Banks - 0.2%
AMMB Holdings Bhd	76,300	102,434
CIMB Group Holdings Bhd	215,271	375,452
Hong Leong Bank Bhd	21,800	106,293
Malayan Banking Bhd	215,358	507,117
Public Bank Bhd	429,900	442,311
RHB Bank Bhd	53,739	84,276
		1,617,883
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	86,700	155,539
Kpj Healthcare Bhd	72,400	47,309
		202,848
Industrials - 0.1%
Construction & Engineering - 0.1%
Gamuda Bhd	165,275	217,174
IJM Corp Bhd	74,800	50,121
		267,295
Industrial Conglomerates - 0.0%
Sime Darby Bhd	89,800	48,650
Sunway Bhd	68,600	92,097
		140,747
Marine Transportation - 0.0%
MISC Bhd	37,400	64,873
Transportation Infrastructure - 0.0%
Westports Holdings Bhd	31,725	40,405
TOTAL INDUSTRIALS		513,320

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Inari Amertron Bhd	80,600	39,644
Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	80,900	81,313
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	110,900	155,737
TOTAL MATERIALS		237,050

Utilities - 0.1%
Electric Utilities - 0.1%
Tenaga Nasional Bhd	81,300	255,385
Gas Utilities - 0.0%
Petronas Gas Bhd	26,900	118,248
Multi-Utilities - 0.0%
YTL Corp Bhd	143,100	94,528
YTL Corp Bhd warrants 6/2/2028 (b)	26,200	8,282
YTL Power International Bhd	71,800	71,826
YTL Power International Bhd warrants 6/2/2028 (b)	13,200	5,902
		180,538
TOTAL UTILITIES		554,171

TOTAL MALAYSIA		4,209,320
MEXICO - 0.6%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV Series B	528,700	553,427
Consumer Staples - 0.2%
Beverages - 0.2%
Arca Continental SAB de CV	13,800	144,695
Coca-Cola Femsa SAB de CV unit	14,800	122,798
Fomento Economico Mexicano SAB de CV unit	48,500	478,261
		745,754
Consumer Staples Distribution & Retail - 0.0%
Wal-Mart de Mexico SAB de CV Series V	137,000	423,190
Food Products - 0.0%
Alfa SAB de CV Series A	101,899	81,681
Gruma SAB de CV Series B	4,795	89,017
Grupo Bimbo SAB de CV (f)	40,100	142,414
		313,112
Household Products - 0.0%
Kimberly Clark DE Mexico Sab D Series A	39,300	83,134
TOTAL CONSUMER STAPLES		1,565,190

Financials - 0.1%
Banks - 0.1%
Banco del Bajio SA (c)(d)	22,300	56,159
Grupo Financiero Banorte SAB de CV	68,000	684,995
Grupo Financiero Inbursa SAB de CV Series O	49,600	136,394
		877,548
Insurance - 0.0%
Qualitas Controladora SAB de CV	5,500	50,289
TOTAL FINANCIALS		927,837

Industrials - 0.1%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1	15,200	108,538
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	7,700	99,639
Grupo Aeroportuario del Pacifico SAB de CV Series B	11,470	271,131
Grupo Aeroportuario del Sureste SAB de CV Series B	4,955	160,015
Promotora y Operadora de Infraestructura SAB de CV	5,300	72,305
		603,090
TOTAL INDUSTRIALS		711,628

Materials - 0.1%
Construction Materials - 0.0%
Cemex SAB de CV unit (f)	426,300	381,758
Metals & Mining - 0.1%
Grupo Mexico SAB de CV Series B	87,600	763,998
Industrias Penoles SAB de CV (b)	5,295	236,653
		1,000,651
TOTAL MATERIALS		1,382,409

Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	78,200	115,249
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV (f)	28,400	116,277
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV	24,600	69,635
TOTAL REAL ESTATE		301,161

TOTAL MEXICO		5,441,652
NETHERLANDS - 2.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV	93,006	446,386
Entertainment - 0.1%
Universal Music Group NV	22,169	640,628
TOTAL COMMUNICATION SERVICES		1,087,014

Consumer Staples - 0.2%
Beverages - 0.1%
Heineken Holding NV Class A	3,182	217,986
Heineken NV	7,778	609,087
		827,073
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	25,676	1,038,492
TOTAL CONSUMER STAPLES		1,865,565

Financials - 0.5%
Banks - 0.2%
ING Groep NV	88,515	2,320,488
Capital Markets - 0.0%
Euronext NV (d)	2,695	403,102
Financial Services - 0.2%
Adyen NV (b)(c)(d)	885	1,424,035
EXOR NV	2,474	241,662
		1,665,697
Insurance - 0.1%
ASR Nederland NV	4,165	282,539
NN Group NV	7,572	532,506
		815,045
TOTAL FINANCIALS		5,204,332

Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE (b)	1,716	1,267,866
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	22,470	615,545
TOTAL HEALTH CARE		1,883,411

Industrials - 0.1%
Professional Services - 0.1%
Wolters Kluwer NV	6,708	914,743
Trading Companies & Distributors - 0.0%
IMCD NV	1,660	171,505
TOTAL INDUSTRIALS		1,086,248

Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
ASM International NV	1,301	780,216
ASML Holding NV	11,074	10,799,222
BE Semiconductor Industries NV	2,165	322,429
		11,901,867
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	4,794	341,080
TOTAL NETHERLANDS		23,369,517
NEW ZEALAND - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Spark New Zealand Ltd	52,379	71,665
Consumer Staples - 0.0%
Food Products - 0.0%
a2 Milk Co Ltd/The	20,283	117,003
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	27,231	194,972
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Fisher & Paykel Healthcare Corp Ltd	16,485	354,093
Industrials - 0.0%
Building Products - 0.0%
Fletcher Building Ltd (b)	30,617	59,818
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	48,032	219,431
TOTAL INDUSTRIALS		279,249

Information Technology - 0.2%
Software - 0.2%
Xero Ltd (b)	4,626	482,111
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	23,085	121,790
Mercury NZ Ltd	19,227	74,461
		196,251
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	36,852	119,003
TOTAL UTILITIES		315,254

TOTAL NEW ZEALAND		1,814,347
NORWAY - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	17,724	293,756
Interactive Media & Services - 0.0%
Vend Marketplaces ASA A Shares	1,914	68,048
Vend Marketplaces ASA B Shares	2,892	97,196
		165,244
TOTAL COMMUNICATION SERVICES		459,000

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (c)(d)	4,758	48,249
Consumer Staples - 0.1%
Food Products - 0.1%
Leroy Seafood Group ASA	7,656	37,791
Mowi ASA	12,554	265,181
Orkla ASA	21,256	221,941
Salmar ASA	2,080	111,091
		636,004
Energy - 0.1%
Energy Equipment & Services - 0.0%
TGS ASA	5,354	39,647
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	8,745	221,790
BLUENORD ASA	665	30,119
Equinor ASA	21,982	536,056
Frontline PLC (Norway)	4,002	91,433
Var Energi ASA	25,940	86,557
		965,955
TOTAL ENERGY		1,005,602

Financials - 0.2%
Banks - 0.2%
DNB Bank ASA	24,341	662,212
SpareBank 1 SMN	3,536	68,619
SpareBank 1 Sor-Norge ASA	5,172	92,147
		822,978
Insurance - 0.0%
Gjensidige Forsikring ASA	5,341	156,598
Protector Forsikring ASA	1,668	82,066
Storebrand ASA A Shares	12,746	194,392
		433,056
TOTAL FINANCIALS		1,256,034

Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	12,364	395,158
Industrial Conglomerates - 0.0%
Aker ASA A Shares	675	52,961
Machinery - 0.0%
AutoStore Holdings Ltd (b)(c)(d)	30,015	27,399
TOMRA Systems ASA	6,570	98,094
		125,493
TOTAL INDUSTRIALS		573,612

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Nordic Semiconductor ASA (b)	4,913	75,224
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	37,400	254,287
TOTAL NORWAY		4,308,012
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	1,911	508,861
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	6,733	163,814
TOTAL PERU		672,675
PHILIPPINES - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	2,380	44,871
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	17,850	65,495
Financials - 0.0%
Banks - 0.0%
Bank of the Philippine Islands	59,159	116,647
BDO Unibank Inc	59,206	134,912
Metropolitan Bank & Trust Co	50,426	58,792
		310,351
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Ayala Corp	6,810	56,373
SM Investments Corp	14,120	177,942
		234,315
Transportation Infrastructure - 0.0%
International Container Terminal Services Inc	22,720	183,712
TOTAL INDUSTRIALS		418,027

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	165,200	68,971
SM Prime Holdings Inc	323,600	124,561
		193,532
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	8,190	74,425
TOTAL PHILIPPINES		1,106,701
POLAND - 0.3%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	1,965	146,240
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Allegro.eu SA (b)(c)(d)	18,970	185,778
Specialty Retail - 0.0%
CCC SA (b)	1,450	72,486
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	36	175,115
TOTAL CONSUMER DISCRETIONARY		433,379

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (b)(c)(d)	13,473	162,174
Zabka Group SA (b)	13,206	85,202
		247,376
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA	16,325	388,604
Financials - 0.2%
Banks - 0.2%
Alior Bank SA	2,492	70,345
Bank Millennium SA (b)	17,029	67,653
Bank Polska Kasa Opieki SA	4,966	238,692
mBank SA (b)	370	91,618
Powszechna Kasa Oszczednosci Bank Polski SA	24,239	470,022
Santander Bank Polska SA	1,090	141,789
		1,080,119
Consumer Finance - 0.0%
KRUK SA	503	63,382
Insurance - 0.0%
Powszechny Zaklad Ubezpieczen SA	16,005	239,372
TOTAL FINANCIALS		1,382,873

Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	6,178	75,797
Construction & Engineering - 0.0%
Budimex SA	364	50,995
TOTAL INDUSTRIALS		126,792

Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	1,446	79,727
Materials - 0.0%
Metals & Mining - 0.0%
Grupa Kety SA	275	69,835
KGHM Polska Miedz SA (b)	3,832	168,687
		238,522
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (b)	23,946	70,758
TOTAL POLAND		3,114,271
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	7,823	190,121
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	11,983	226,505
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	253,330	224,018
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	84,747	401,671
Multi-Utilities - 0.0%
Redes Energeticas Naci Sgps SA	10,457	37,568
TOTAL UTILITIES		439,239

TOTAL PORTUGAL		1,079,883
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	21,534	80,849
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	16,405	67,945
Qatar Gas Transport Co Ltd	76,123	96,173
		164,118
Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	169,372	110,713
Commercial Bank of Qatar	90,164	113,689
Qatar International Islamic Bank QSC	30,479	90,826
Qatar Islamic Bank QPSC	47,330	310,680
Qatar National Bank QPSC	124,591	635,788
		1,261,696
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	45,082	154,772
Marine Transportation - 0.0%
Qatar Navigation QSC	26,511	82,278
TOTAL INDUSTRIALS		237,050

Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	141,353	50,392
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	60,397	44,273
Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co QSC	14,027	61,216
TOTAL QATAR		1,899,594
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	17,005	136,168
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC GDR (b)(c)(e)	1,767	0
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Magnit PJSC (b)(e)	1,150	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(e)	183,050	0
LUKOIL PJSC (b)(e)	5,452	0
Novatek PJSC (b)(e)	14,792	0
Surgutneftegas PAO (b)(e)	146,500	0
Tatneft PJSC (b)(e)	23,930	0
		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(e)	163,450	0
Materials - 0.0%
Metals & Mining - 0.0%
Alrosa PJSC (b)(e)	37,350	0
GMK Norilskiy Nickel PAO (b)(e)	91,700	0
Polyus PJSC (b)(e)	4,940	0
Severstal PAO (b)(e)	2,873	0
		0
TOTAL RUSSIA		0
SAUDI ARABIA - 0.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Saudi Telecom Co	53,351	627,090
Media - 0.0%
Saudi Research & Media Group (b)	1,099	53,482
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	10,262	184,843
Mobile Telecommunications Co Saudi Arabia	12,201	36,308
		221,151
TOTAL COMMUNICATION SERVICES		901,723

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Leejam Sports Co JSC	713	27,188
Specialty Retail - 0.0%
Aldrees Petroleum and Transport Services Co	1,386	46,308
Jarir Marketing Co	16,169	60,146
		106,454
TOTAL CONSUMER DISCRETIONARY		133,642

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Abdullah Al Othaim Markets Co	12,686	26,216
Nahdi Medical Co	1,455	46,170
		72,386
Food Products - 0.0%
Almarai Co JSC	11,480	153,977
Saudia Dairy & Foodstuff Co	427	30,742
Savola Group/The (b)	4,158	27,497
		212,216
TOTAL CONSUMER STAPLES		284,602

Energy - 0.0%
Energy Equipment & Services - 0.0%
Ades Holding Co	9,360	40,657
Financials - 0.5%
Banks - 0.5%
Al Rajhi Bank	54,585	1,560,320
Alinma Bank	35,532	253,922
Bank Al-Jazira	17,656	60,356
Bank AlBilad	20,595	158,381
Banque Saudi Fransi	34,243	162,988
Riyad Bank	41,659	302,151
Saudi Awwal Bank	10,338	88,433
Saudi Investment Bank/The	17,067	64,897
Saudi National Bank/The	82,097	857,704
		3,509,152
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	1,286	70,641
Insurance - 0.0%
Al Rajhi Co for Co-operative Insurance (b)	1,383	44,733
Bupa Arabia for Cooperative Insurance Co	706	31,043
Co for Cooperative Insurance/The	2,081	75,467
		151,243
TOTAL FINANCIALS		3,731,036

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Al Hammadi Holding	2,039	18,714
Dallah Healthcare Co	862	34,639
Dr Sulaiman Al Habib Medical Services Group Co	2,917	210,013
Mouwasat Medical Services Co	2,571	50,492
		313,858
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	673	32,482
Commercial Services & Supplies - 0.0%
Catrion Catering Holding Co	1,198	31,769
Electrical Equipment - 0.0%
Riyadh Cables Group Co	1,311	44,397
Industrial Conglomerates - 0.0%
Astra Industrial Group Co	1,045	38,733
Transportation Infrastructure - 0.0%
Saudi Ground Services Co	2,494	30,963
TOTAL INDUSTRIALS		178,344

Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	671	46,055
Elm Co	752	179,568
		225,623
Materials - 0.2%
Chemicals - 0.1%
Advanced Petrochemical Co (b)	3,558	33,643
SABIC Agri-Nutrients Co	6,624	210,544
Sahara International Petrochemical Co	9,867	53,674
Saudi Aramco Base Oil Co	1,367	32,496
Saudi Basic Industries Corp	25,327	415,678
Saudi Industrial Investment Group	9,419	48,122
Saudi Kayan Petrochemical Co (b)	20,963	31,582
Yanbu National Petrochemical Co	7,687	71,619
		897,358
Construction Materials - 0.0%
Saudi Cement Co	1,993	21,597
Yamama Cement Co	2,602	22,022
		43,619
Metals & Mining - 0.1%
Saudi Arabian Mining Co (b)	35,290	602,251
TOTAL MATERIALS		1,543,228

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Arabian Centres Co (c)(d)	5,895	35,620
Dar Al Arkan Real Estate Development Co (b)	14,336	76,225
Emaar Economic City (b)	7,494	27,776
Retal Urban Development Co	6,476	20,705
		160,326
Utilities - 0.0%
Electric Utilities - 0.0%
Saudi Electricity Co	22,075	89,414
Independent Power and Renewable Electricity Producers - 0.0%
ACWA Power Co (b)	6,243	356,415
Multi-Utilities - 0.0%
Power & Water Utility Co for Jubail & Yanbu (b)	2,000	21,076
TOTAL UTILITIES		466,905

TOTAL SAUDI ARABIA		7,979,944
SINGAPORE - 1.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	208,700	667,228
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Sea Ltd Class A ADR (b)	10,142	1,812,680
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	158,700	90,425
TOTAL CONSUMER DISCRETIONARY		1,903,105

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Hafnia Ltd	8,154	49,122
Financials - 0.6%
Banks - 0.6%
DBS Group Holdings Ltd	56,702	2,248,388
Oversea-Chinese Banking Corp Ltd	107,885	1,374,960
United Overseas Bank Ltd	43,000	1,152,711
		4,776,059
Capital Markets - 0.0%
Singapore Exchange Ltd	22,900	293,451
TOTAL FINANCIALS		5,069,510

Industrials - 0.1%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	42,200	281,671
Ground Transportation - 0.1%
ComfortDelGro Corp Ltd	60,300	67,782
Grab Holdings Ltd Class A (b)	70,024	421,545
		489,327
Industrial Conglomerates - 0.0%
Keppel Ltd	39,600	273,834
Machinery - 0.0%
Seatrium Ltd	61,084	112,228
Passenger Airlines - 0.0%
Singapore Airlines Ltd	39,550	199,904
Transportation Infrastructure - 0.0%
SATS Ltd	25,323	66,549
TOTAL INDUSTRIALS		1,423,513

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Venture Corp Ltd	7,300	78,888
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV (Italy)	18,422	515,728
TOTAL INFORMATION TECHNOLOGY		594,616

Real Estate - 0.1%
Diversified REITs - 0.0%
CapitaLand Integrated Commercial Trust	158,536	281,443
Mapletree Pan Asia Commercial Trust	64,946	71,997
Suntec Real Estate Investment Trust	62,400	61,919
		415,359
Industrial REITs - 0.1%
CapitaLand Ascendas REIT	100,906	218,247
Frasers Logistics & Commercial Trust (c)	83,200	61,274
Mapletree Industrial Trust	57,970	95,722
Mapletree Logistics Trust	94,855	91,917
		467,160
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	63,720	132,879
UOL Group Ltd	12,700	76,892
		209,771
Specialized REITs - 0.0%
Keppel DC REIT	51,200	94,863
Keppel DC REIT rights 10/13/2025 (b)	4,096	475
		95,338
TOTAL REAL ESTATE		1,187,628

Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	25,100	117,138
TOTAL SINGAPORE		11,011,860
SOUTH AFRICA - 1.1%
Communication Services - 0.1%
Media - 0.0%
MultiChoice Group (b)	7,317	53,058
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	52,967	444,714
Vodacom Group Ltd	16,943	130,766
		575,480
TOTAL COMMUNICATION SERVICES		628,538

Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Naspers Ltd Class N	4,518	1,636,285
Woolworths Holdings Ltd/South Africa	25,215	73,426
		1,709,711
Specialty Retail - 0.0%
Foschini Group Ltd	9,285	58,662
Mr Price Group Ltd	7,306	86,174
Pepkor Holdings Ltd (c)(d)	58,540	82,403
		227,239
TOTAL CONSUMER DISCRETIONARY		1,936,950

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	9,429	235,998
Clicks Group Ltd	6,670	136,119
Shoprite Holdings Ltd	13,552	215,019
		587,136
Food Products - 0.0%
Tiger Brands Ltd	4,361	77,968
TOTAL CONSUMER STAPLES		665,104

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxaro Resources Ltd	6,824	71,196
Financials - 0.3%
Banks - 0.1%
Absa Group Ltd	23,506	246,480
Capitec Bank Holdings Ltd	2,547	512,350
Nedbank Group Ltd	12,754	157,671
Standard Bank Group Ltd	37,320	510,832
		1,427,333
Financial Services - 0.1%
FirstRand Ltd	141,930	638,233
Remgro Ltd	14,108	137,020
Remgro Ltd	13,644	757
		776,010
Insurance - 0.1%
Discovery Ltd	16,285	185,764
Old Mutual Ltd	133,576	103,256
OUTsurance Group Ltd	24,042	99,815
Sanlam Ltd	47,017	227,571
		616,406
TOTAL FINANCIALS		2,819,749

Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd (b)	11,035	61,903
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	9,479	116,262
Materials - 0.4%
Chemicals - 0.0%
Sasol Ltd (b)	16,354	101,760
Metals & Mining - 0.4%
Anglo American PLC	33,135	1,249,433
Gold Fields Ltd	25,172	1,054,087
Harmony Gold Mining Co Ltd	15,706	283,776
Impala Platinum Holdings Ltd	25,435	324,367
Northam Platinum Holdings Ltd	9,919	161,392
Sibanye Stillwater Ltd (b)	79,825	225,789
Valterra Platinum Ltd	5,968	425,905
		3,724,749
TOTAL MATERIALS		3,826,509

Real Estate - 0.0%
Diversified REITs - 0.0%
Growthpoint Properties Ltd	95,947	81,836
TOTAL SOUTH AFRICA		10,208,047
SPAIN - 2.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (c)(d)	16,487	571,067
Telefonica SA	135,556	697,599
		1,268,666
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	12,669	1,003,997
Specialty Retail - 0.2%
Industria de Diseno Textil SA	31,552	1,746,209
TOTAL CONSUMER DISCRETIONARY		2,750,206

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	32,559	578,971
Financials - 1.0%
Banks - 1.0%
Banco Bilbao Vizcaya Argentaria SA	162,071	3,123,049
Banco de Sabadell SA	152,943	592,557
Banco Santander SA	426,123	4,471,871
Bankinter SA	17,948	282,468
CaixaBank SA	108,963	1,150,858
		9,620,803
Industrials - 0.1%
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA	5,268	420,573
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA (e)	363	0
Aena SME SA (c)(d)	20,664	564,543
		564,543
TOTAL INDUSTRIALS		985,116

Real Estate - 0.0%
Diversified REITs - 0.0%
Merlin Properties Socimi SA	11,200	168,838
Utilities - 0.4%
Electric Utilities - 0.4%
Endesa SA	8,926	285,149
Iberdrola SA	164,795	3,119,461
Redeia Corp SA	11,419	220,402
		3,625,012
Gas Utilities - 0.0%
Enagas SA	6,599	103,120
Naturgy Energy Group SA (f)	4,345	134,979
		238,099
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	8,573	112,729
TOTAL UTILITIES		3,975,840

TOTAL SPAIN		19,348,440
SWEDEN - 2.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telia Co AB	65,200	248,736
Interactive Media & Services - 0.0%
Hemnet Group AB	2,324	58,455
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	16,019	273,183
TOTAL COMMUNICATION SERVICES		580,374

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (d)	5,301	435,481
Household Durables - 0.0%
Electrolux AB B Shares (b)	6,410	34,915
Leisure Products - 0.0%
Thule Group AB (c)(d)	3,027	74,145
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares	15,988	298,875
TOTAL CONSUMER DISCRETIONARY		843,416

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Axfood AB B Shares	3,051	94,663
Food Products - 0.0%
AAK AB	5,101	132,532
Household Products - 0.1%
Essity AB B Shares	16,774	437,951
TOTAL CONSUMER STAPLES		665,146

Financials - 0.6%
Banks - 0.2%
Skandinaviska Enskilda Banken AB A Shares	46,437	907,097
Svenska Handelsbanken AB A Shares	43,756	570,912
Swedbank AB A1 Shares	25,797	776,014
		2,254,023
Capital Markets - 0.1%
Avanza Bank Holding AB	3,353	124,334
EQT AB	10,122	350,073
Nordnet AB	4,396	127,476
		601,883
Financial Services - 0.3%
Industrivarden AB A Shares	3,867	153,293
Industrivarden AB C Shares	4,568	180,937
Investor AB A Shares	16,246	506,997
Investor AB B Shares	50,755	1,585,285
L E Lundbergforetagen AB B Shares	2,054	106,557
		2,533,069
TOTAL FINANCIALS		5,388,975

Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	6,502	198,077
Health Care Equipment & Supplies - 0.0%
Elekta AB B Shares	9,735	49,117
Getinge AB B Shares	6,145	132,177
		181,294
Health Care Technology - 0.0%
Sectra AB B Shares	3,781	125,385
TOTAL HEALTH CARE		504,756

Industrials - 0.9%
Aerospace & Defense - 0.1%
Saab AB B Shares	9,155	562,504
Building Products - 0.1%
Assa Abloy AB B Shares	27,871	970,131
Nibe Industrier AB B Shares	43,172	169,855
		1,139,986
Commercial Services & Supplies - 0.0%
Bravida Holding AB (c)(d)	5,815	56,671
Loomis AB	1,996	85,145
Securitas AB B Shares	14,127	212,482
		354,298
Construction & Engineering - 0.0%
Skanska AB B Shares	10,080	261,144
Sweco AB B Shares	5,788	96,401
		357,545
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	3,689	87,342
Lifco AB B Shares	5,922	199,908
		287,250
Machinery - 0.7%
Alfa Laval AB	8,136	370,227
Atlas Copco AB A Shares	71,761	1,216,922
Atlas Copco AB B Shares	43,894	657,170
Epiroc AB A Shares	17,572	370,314
Epiroc AB B Shares	11,002	207,316
Indutrade AB	7,496	171,825
Sandvik AB	30,342	843,764
SKF AB B Shares	10,571	261,850
Trelleborg AB B Shares	5,018	186,821
Volvo AB A Shares	5,443	155,871
Volvo AB B Shares	44,597	1,282,503
		5,724,583
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	7,289	236,298
Beijer Ref AB B Shares	10,989	171,178
		407,476
TOTAL INDUSTRIALS		8,833,642

Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	86,751	717,273
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	57,598	687,327
Lagercrantz Group AB B Shares	5,564	119,620
Mycronic AB	4,203	95,963
		902,910
TOTAL INFORMATION TECHNOLOGY		1,620,183

Materials - 0.1%
Chemicals - 0.0%
Hexpol AB B Shares	7,324	65,660
Containers & Packaging - 0.0%
Billerud Aktiebolag	6,149	55,191
Metals & Mining - 0.1%
Boliden AB (b)	7,972	324,066
SSAB AB B Shares	17,145	99,434
		423,500
Paper & Forest Products - 0.0%
Holmen AB B Shares	2,603	98,818
Svenska Cellulosa AB SCA B Shares	16,913	223,395
		322,213
TOTAL MATERIALS		866,564

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Castellum AB	11,872	134,049
Fabege AB	6,618	55,921
Fastighets AB Balder B Shares (b)	20,172	144,288
Sagax AB B Shares	6,162	128,484
Wallenstam AB B Shares	12,429	57,640
Wihlborgs Fastigheter AB	7,604	74,349
		594,731
TOTAL SWEDEN		19,897,787
SWITZERLAND - 2.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Swisscom AG	714	517,976
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	15,119	2,902,340
Consumer Staples - 0.1%
Food Products - 0.1%
Chocoladefabriken Lindt & Spruengli AG	3	450,725
Chocoladefabriken Lindt & Spruengli AG	28	427,712
		878,437
Financials - 0.9%
Capital Markets - 0.5%
Julius Baer Group Ltd	5,790	403,172
Partners Group Holding AG	616	799,744
UBS Group AG	87,395	3,569,137
		4,772,053
Insurance - 0.4%
Baloise Holding AG	1,289	318,020
Swiss Life Holding AG	808	868,444
Zurich Insurance Group AG	4,117	2,942,763
		4,129,227
TOTAL FINANCIALS		8,901,280

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	1,392	378,754
Straumann Holding AG	3,317	355,601
		734,355
Life Sciences Tools & Services - 0.2%
Lonza Group AG	2,031	1,345,071
Pharmaceuticals - 0.1%
Galderma Group AG	3,278	569,496
Sandoz Group AG	12,370	732,985
		1,302,481
TOTAL HEALTH CARE		3,381,907

Industrials - 0.6%
Building Products - 0.1%
Geberit AG	905	678,935
Electrical Equipment - 0.4%
ABB Ltd	45,001	3,256,422
Machinery - 0.1%
Schindler Holding AG	1,145	433,232
VAT Group AG (c)(d)	760	300,162
		733,394
Marine Transportation - 0.0%
Kuehne + Nagel International AG	1,495	278,229
Professional Services - 0.0%
SGS SA	4,328	448,431
TOTAL INDUSTRIALS		5,395,411

Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	4,373	476,715
Materials - 0.3%
Chemicals - 0.3%
DSM-Firmenich AG	5,823	496,809
Givaudan SA	223	905,390
Sika AG	4,512	1,013,209
		2,415,408
TOTAL SWITZERLAND		24,869,474
TAIWAN - 6.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	107,000	468,541
Entertainment - 0.0%
International Games System Co Ltd	7,000	180,812
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	50,000	145,070
Taiwan Mobile Co Ltd	49,000	175,299
		320,369
TOTAL COMMUNICATION SERVICES		969,722

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	55,000	67,965
Tong Yang Industry Co Ltd	13,000	39,851
		107,816
Automobiles - 0.0%
Yulon Motor Co Ltd	17,560	20,114
Broadline Retail - 0.0%
momo.com Inc	2,941	23,311
Poya International Co Ltd	2,080	32,018
		55,329
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	5,000	69,663
Leisure Products - 0.0%
Giant Manufacturing Co Ltd	9,181	28,597
Merida Industry Co Ltd	6,000	19,988
		48,585
Specialty Retail - 0.0%
Hotai Motor Co Ltd	10,120	196,966
Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co Ltd	6,000	86,354
Feng TAY Enterprise Co Ltd	17,020	68,710
Makalot Industrial Co Ltd	6,287	59,841
Pou Chen Corp	67,000	63,442
Ruentex Industries Ltd	23,561	40,521
		318,868
TOTAL CONSUMER DISCRETIONARY		817,341

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	16,000	130,235
Food Products - 0.1%
Great Wall Enterprise Co Ltd	20,945	35,609
Lien Hwa Industrial Holdings Corp	33,381	53,356
Uni-President Enterprises Corp	134,000	344,808
		433,773
TOTAL CONSUMER STAPLES		564,008

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Formosa Petrochemical Corp	48,000	63,962
Financials - 0.6%
Banks - 0.4%
Chang Hwa Commercial Bank Ltd	224,544	144,817
CTBC Financial Holding Co Ltd	551,000	775,827
E.Sun Financial Holding Co Ltd	451,743	494,474
Far Eastern International Bank	143,799	58,760
First Financial Holding Co Ltd	324,703	318,117
Hua Nan Financial Holdings Co Ltd	290,944	282,655
Mega Financial Holding Co Ltd	328,524	458,260
Shanghai Commercial & Savings Bank Ltd/The	136,131	187,879
SinoPac Financial Holdings Co Ltd	366,231	300,505
Taichung Commercial Bank Co Ltd	118,147	88,025
Taiwan Business Bank	200,003	103,389
Taiwan Cooperative Financial Holding Co Ltd	315,233	255,038
TS Financial Holding Co Ltd	363,623	214,823
		3,682,569
Capital Markets - 0.0%
Capital Securities Corp	60,000	48,543
IBF Financial Holdings Co Ltd	86,677	43,810
		92,353
Consumer Finance - 0.0%
Yulon Finance Corp	8,644	28,796
Financial Services - 0.0%
Chailease Holding Co Ltd	48,954	179,151
Yuanta Financial Holding Co Ltd	372,533	426,112
		605,263
Insurance - 0.2%
Cathay Financial Holding Co Ltd	271,897	585,416
Fubon Financial Holding Co Ltd	255,415	740,224
KGI Financial Holding Co Ltd	475,530	233,332
		1,558,972
TOTAL FINANCIALS		5,967,953

Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp	9,987	168,810
Pharmaceuticals - 0.0%
Caliway Biopharmaceuticals Co Ltd (b)	34,000	207,004
TOTAL HEALTH CARE		375,814

Industrials - 0.2%
Construction & Engineering - 0.0%
United Integrated Services Co Ltd	5,000	147,040
Electrical Equipment - 0.2%
Bizlink Holding Inc	5,120	173,087
Chung-Hsin Electric & Machinery Manufacturing Corp	12,000	61,245
Fortune Electric Co Ltd	5,940	113,271
Shihlin Electric & Engineering Corp	9,000	53,760
Tatung Co Ltd	47,700	60,666
Teco Electric and Machinery Co Ltd	35,000	109,246
Voltronic Power Technology Corp	2,000	60,851
Walsin Lihwa Corp	95,603	81,426
		713,552
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	106,000	96,718
Machinery - 0.0%
Hiwin Technologies Corp	7,479	52,899
Marine Transportation - 0.0%
Evergreen Marine Corp Taiwan Ltd	30,670	180,188
Wan Hai Lines Ltd	39,000	95,106
Wisdom Marine Lines Co Ltd	12,000	23,119
Yang Ming Marine Transport Corp	48,000	83,497
		381,910
Passenger Airlines - 0.0%
China Airlines Ltd	79,000	54,061
Eva Airways Corp	73,562	91,989
		146,050
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	60,000	55,337
TOTAL INDUSTRIALS		1,593,506

Information Technology - 4.9%
Communications Equipment - 0.1%
Accton Technology Corp	14,000	480,176
WNC Corp /Taiwan	10,000	38,236
		518,412
Electronic Equipment, Instruments & Components - 0.7%
AUO Corp	197,600	88,527
Chroma ATE Inc	11,000	209,039
Compeq Manufacturing Co Ltd	29,000	69,863
Delta Electronics Inc	54,000	1,513,589
E Ink Holdings Inc	25,000	197,338
Elite Material Co Ltd	9,000	361,856
Foxconn Technology Co Ltd	29,000	66,913
Genius Electronic Optical Co Ltd	3,000	42,143
Gold Circuit Electronics Ltd	9,000	128,643
Hon Hai Precision Industry Co Ltd	339,600	2,407,563
Innolux Corp	220,291	104,115
Largan Precision Co Ltd	3,000	231,390
Lotes Co Ltd	3,045	154,409
Primax Electronics Ltd	12,000	30,957
Simplo Technology Co Ltd	5,000	60,719
Sinbon Electronics Co Ltd	6,000	45,293
Synnex Technology International Corp	36,000	74,675
Taiwan Union Technology Corp	8,000	82,578
Tripod Technology Corp	13,000	128,216
Unimicron Technology Corp	36,000	179,007
Walsin Technology Corp	10,000	34,298
Wpg Holding Co Ltd	45,920	99,623
WT Microelectronics Co Ltd	18,000	83,005
Yageo Corp	53,404	297,975
Zhen Ding Technology Holding Ltd	18,000	98,070
		6,789,804
Semiconductors & Semiconductor Equipment - 3.7%
Alchip Technologies Ltd	2,000	227,452
AP Memory Technology Corp	4,000	44,703
ASE Technology Holding Co Ltd	97,000	529,831
ASMedia Technology Inc	1,000	48,576
ASPEED Technology Inc	1,000	165,748
Chipbond Technology Corp	18,000	32,729
Elan Microelectronics Corp	8,000	34,134
eMemory Technology Inc	2,000	132,270
Faraday Technology Corp	6,154	32,014
Global Unichip Corp	3,000	131,942
Globalwafers Co Ltd	7,000	107,178
Hon Precision Inc	2,382	138,379
Jentech Precision Industrial Co Ltd	2,000	158,199
King Yuan Electronics Co Ltd	31,000	166,864
Macronix International Co Ltd (b)	50,060	41,158
MediaTek Inc	45,000	1,942,202
MPI Corp	2,000	112,577
Nanya Technology Corp (b)	33,000	79,067
Novatek Microelectronics Corp	17,000	237,971
Parade Technologies Ltd	2,000	48,641
Phison Electronics Corp	5,000	115,859
Powerchip Semiconductor Manufacturing Corp (b)	89,999	75,029
Powertech Technology Inc	20,000	95,838
Radiant Opto-Electronics Corp	13,000	61,228
Realtek Semiconductor Corp	14,000	252,724
Silicon Motion Technology Corp ADR	939	89,027
Sino-American Silicon Products Inc	17,000	64,724
Taiwan Semiconductor Manufacturing Co Ltd	678,000	29,460,513
United Microelectronics Corp	327,000	492,079
Vanguard International Semiconductor Corp	27,921	93,473
Win Semiconductors Corp	11,000	33,540
Winbond Electronics Corp (b)	87,708	98,019
		35,343,688
Technology Hardware, Storage & Peripherals - 0.4%
Acer Inc	85,000	86,345
Advantech Co Ltd	14,028	146,873
Asia Vital Components Co Ltd	9,000	289,779
Asustek Computer Inc	20,000	440,462
AURAS Technology Co Ltd	2,000	55,140
Catcher Technology Co Ltd	19,000	113,808
Chicony Electronics Co Ltd	19,010	86,103
Compal Electronics Inc	111,000	118,039
Getac Holdings Corp	12,000	61,245
Gigabyte Technology Co Ltd	15,000	147,204
HTC Corp (b)	20,000	39,123
Inventec Corp	86,000	129,135
King Slide Works Co Ltd	2,000	215,964
Lite-On Technology Corp	62,000	351,024
Micro-Star International Co Ltd	20,000	76,145
Pegatron Corp	57,000	132,454
Qisda Corp (e)	46,000	42,802
Quanta Computer Inc	78,000	742,418
Wistron Corp	81,058	373,791
Wiwynn Corp	3,000	326,408
		3,974,262
TOTAL INFORMATION TECHNOLOGY		46,626,166

Materials - 0.1%
Chemicals - 0.1%
China Petrochemical Development Corp (b)	93,479	22,366
Formosa Chemicals & Fibre Corp	113,000	110,337
Formosa Plastics Corp	134,000	169,545
Nan Ya Plastics Corp	159,000	205,874
Taiwan Fertilizer Co Ltd	21,000	33,911
		542,033
Construction Materials - 0.0%
Asia Cement Corp	70,000	87,649
TCC Group Holdings Co Ltd	199,162	156,883
		244,532
Metals & Mining - 0.0%
China Steel Corp	352,000	224,130
TA Chen Stainless Pipe	54,732	69,161
Tung Ho Steel Enterprise Corp	12,370	24,644
		317,935
TOTAL MATERIALS		1,104,500

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Highwealth Construction Corp	49,660	65,604
Ruentex Development Co Ltd	49,371	47,964
		113,568
TOTAL TAIWAN		58,196,540
THAILAND - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
True Corp PCL (b)	57,977	18,405
True Corp PCL depository receipt (b)	411,903	132,033
		150,438
Media - 0.0%
VGI PCL depository receipt	238,100	11,595
VGI PCL warrants (b)	9,600	6
VGI PCL warrants 5/23/2027 (b)	9,690	6
		11,607
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL	3,200	28,701
Advanced Info Service PCL depository receipt	27,200	243,957
		272,658
TOTAL COMMUNICATION SERVICES		434,703

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Central Retail Corp Pcl	4,541	3,065
Central Retail Corp Pcl depository receipt	78,500	52,987
		56,052
Hotels, Restaurants & Leisure - 0.0%
Asset World Corp PCL depository receipt	235,000	16,224
Central Plaza Hotel PCL depository receipt	15,800	14,609
Minor International PCL	3,210	2,285
Minor International PCL depository receipt	75,038	53,426
		86,544
Specialty Retail - 0.0%
Home Product Center PCL	9,000	2,066
Home Product Center PCL depository receipt	103,400	23,743
PTT Oil & Retail Business PCL depository receipt	82,100	35,932
Siam Global House PCL depository receipt	65,964	15,452
		77,193
TOTAL CONSUMER DISCRETIONARY		219,789

Consumer Staples - 0.0%
Beverages - 0.0%
Carabao Group PCL	1,900	3,206
Carabao Group PCL depository receipt	10,700	18,056
Osotspa PCL depository receipt	39,700	21,046
Thai Beverage PCL	237,800	85,722
		128,030
Consumer Staples Distribution & Retail - 0.0%
Berli Jucker PCL depository receipt	28,200	17,818
CP ALL PCL	10,000	14,563
CP ALL PCL depository receipt	118,100	171,990
		204,371
Food Products - 0.0%
Charoen Pokphand Foods PCL depository receipt	93,500	64,264
Thai Union Group PCL depository receipt	56,000	22,093
		86,357
TOTAL CONSUMER STAPLES		418,758

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Banpu PCL depository receipt	113,400	15,868
PTT Exploration & Production PCL	9,400	33,463
PTT Exploration & Production PCL depository receipt	30,500	108,576
PTT PCL	22,700	23,263
PTT PCL depository receipt	222,100	227,611
Thai Oil PCL	3,254	3,535
Thai Oil PCL depository receipt	20,822	22,622
		434,938
Financials - 0.2%
Banks - 0.2%
Bangkok Bank PCL depository receipt	16,100	73,937
Kasikornbank PCL depository receipt	33,600	173,463
Kiatnakin Phatra Bank PCL	1,900	3,440
Kiatnakin Phatra Bank PCL depository receipt	8,500	15,392
Kiatnakin Phatra Bank PCL warrants 3/17/2026 (b)	342	14
Kiatnakin Phatra Bank PCL warrants 3/17/2026 (b)	158	6
Krung Thai Bank PCL	9,800	7,490
Krung Thai Bank PCL depository receipt	88,700	67,800
SCB X PCL	6,050	23,961
SCB X PCL depository receipt	17,200	68,122
Thanachart Capital PCL depository receipt	13,300	20,599
Tisco Financial Group PCL	2,000	6,287
Tisco Financial Group PCL depository receipt	8,400	26,408
TMBThanachart Bank PCL	191,172	11,195
TMBThanachart Bank PCL depository receipt	1,140,056	66,763
		564,877
Consumer Finance - 0.0%
Krungthai Card PCL depository receipt	28,300	26,167
Muangthai Capital PCL depository receipt	18,700	23,343
Srisawad Corp PCL depository receipt	22,224	20,549
TIDLOR Holdings PCL depository receipt	45,375	27,551
		97,610
Insurance - 0.0%
Thai Life Insurance PCL	37,300	12,186
Thai Life Insurance PCL depository receipt	45,700	14,931
		27,117
TOTAL FINANCIALS		689,604

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Chain Hospital PCL depository receipt	33,300	13,343
Bangkok Dusit Medical Services PCL depository receipt	132,400	83,655
Bumrungrad Hospital Pcl depository receipt	10,900	58,960
		155,958
Industrials - 0.0%
Ground Transportation - 0.0%
BTS Group Holdings PCL depository receipt (b)	202,744	19,121
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	14,300	17,850
Airports of Thailand PCL depository receipt	105,600	131,818
Bangkok Expressway & Metro PCL	40,400	6,413
Bangkok Expressway & Metro PCL depository receipt	164,400	26,095
		182,176
TOTAL INDUSTRIALS		201,297

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Delta Electronics Thailand PCL depository receipt	129,700	633,609
Materials - 0.0%
Chemicals - 0.0%
Indorama Ventures PCL depository receipt	54,300	37,489
PTT Global Chemical PCL depository receipt	46,500	35,686
		73,175
Construction Materials - 0.0%
Siam Cement PCL/The	500	3,544
Siam Cement PCL/The depository receipt	8,000	56,712
		60,256
Containers & Packaging - 0.0%
SCG Packaging PCL depository receipt	34,400	20,357
TOTAL MATERIALS		153,788

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL depository receipt	37,400	64,552
Land & Houses PCL depository receipt	169,300	22,542
WHA Corp PCL depository receipt	194,600	21,352
		108,446
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Electricity Generating PCL depository receipt	6,200	21,880
Energy Absolute PCL warrants 2/13/2028 (b)	366	10
Global Power Synergy PCL	1,646	1,966
Global Power Synergy PCL depository receipt	16,800	20,065
Gulf Development PCL	20,698	27,750
Gulf Development PCL depository receipt	184,448	247,296
		318,967
TOTAL THAILAND		3,769,857
TURKEY - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	34,009	80,039
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
EGE Endustri VE Ticaret AS	28	5,461
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	19,802	47,175
Tofas Turk Otomobil Fabrikasi AS	3,502	21,836
		69,011
Broadline Retail - 0.0%
D-Market Elektronik Hizmetler Ve Ticaret Anonim Sirketi ADR (b)	5,753	15,475
Household Durables - 0.0%
Arcelik AS (b)	5,707	17,364
Specialty Retail - 0.0%
Dogan Sirketler Grubu Holding AS	28,353	11,682
Dogus Otomotiv Servis ve Ticaret AS	1,792	7,581
		19,263
Textiles, Apparel & Luxury Goods - 0.0%
Aksa (Akrilik Kimya Sanayi)	43,412	11,559
Mavi Giyim Sanayi Ve Ticaret AS Class B (c)(d)	16,503	14,829
		26,388
TOTAL CONSUMER DISCRETIONARY		152,962

Consumer Staples - 0.0%
Beverages - 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	50,800	16,897
Coca-Cola Icecek AS	23,358	25,843
		42,740
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	12,457	162,090
Migros Ticaret AS	2,432	26,030
Sok Marketler Ticaret AS	7,837	6,861
		194,981
Food Products - 0.0%
Ulker Biskuvi Sanayi AS	4,184	10,516
TOTAL CONSUMER STAPLES		248,237

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	25,632	114,976
Financials - 0.0%
Banks - 0.0%
Akbank TAS	86,055	129,774
Haci Omer Sabanci Holding AS	38,439	80,248
Turkiye Is Bankasi AS Class C	238,980	81,332
Yapi ve Kredi Bankasi AS (b)	92,456	75,473
		366,827
Capital Markets - 0.0%
Is Yatirim Menkul Degerler AS	14,605	15,252
Financial Services - 0.0%
Borusan Yatirim ve Pazarlama AS	211	11,480
Turkiye Sinai Kalkinma Bankasi AS (b)	31,479	10,115
		21,595
Insurance - 0.0%
Anadolu Anonim Turk Sigorta Sirketi	17,740	9,139
Turkiye Sigorta AS	56,354	12,579
		21,718
TOTAL FINANCIALS		425,392

Health Care - 0.0%
Health Care Providers & Services - 0.0%
MLP Saglik Hizmetleri AS (b)(c)(d)	1,566	12,505
Industrials - 0.2%
Aerospace & Defense - 0.0%
Aselsan Elektronik Sanayi Ve Ticaret AS	33,336	172,384
Air Freight & Logistics - 0.0%
Reysas Tasimacilik ve Lojistik Ticaret AS (b)	32,191	11,265
Construction & Engineering - 0.0%
Enka Insaat ve Sanayi AS	50,564	85,617
Kontrolmatik Enerji Ve Muhendislik AS	7,031	6,149
Ral Yatirim Holding AS	2,936	11,263
Tekfen Holding AS (b)	5,170	10,134
		113,163
Electrical Equipment - 0.0%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	6,720	15,775
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS	6,357	4,296
		20,071
Ground Transportation - 0.0%
Bin Ulasim Ve Akilli Sehir Teknolojileri AS	3,056	10,261
Industrial Conglomerates - 0.1%
AG Anadolu Grubu Holding AS Class A	33,850	21,054
Alarko Holding AS	4,345	8,601
Bera Holding AS (b)	14,379	5,809
KOC Holding AS	40,812	169,718
Turkiye Sise ve Cam Fabrikalari AS	36,487	32,751
		237,933
Machinery - 0.0%
Otokar Otomotiv Ve Savunma Sanayi A.S. (b)	1,059	13,054
Turk Traktor ve Ziraat Makineleri AS	752	10,318
		23,372
Passenger Airlines - 0.1%
Pegasus Hava Tasimaciligi AS (b)	6,139	31,967
Turk Hava Yollari AO	19,739	149,548
		181,515
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS (b)	5,454	31,483
TOTAL INDUSTRIALS		801,447

Information Technology - 0.0%
Software - 0.0%
MIA Teknoloji AS (b)	7,044	7,531
Materials - 0.0%
Chemicals - 0.0%
Hektas Ticaret TAS (b)	121,209	10,816
Petkim Petrokimya Holding AS (b)	30,999	13,487
Sasa Polyester Sanayi AS (b)	296,909	26,779
		51,082
Construction Materials - 0.0%
Baticim Bati Anadolu Cimento Sanayii AS	73,407	7,627
Cimsa Cimento Sanayi VE Ticaret AS	8,146	9,228
Nuh Cimento Sanayi AS	1,475	7,915
Oyak Cimento Fabrikalari AS	41,165	20,970
		45,740
Metals & Mining - 0.0%
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (b)	1,197	12,264
Eregli Demir ve Celik Fabrikalari TAS	98,230	69,460
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (b)	21,823	14,907
Koza Anadolu Metal Madencilik Isletmeleri AS (b)	5,640	12,209
Turk Altin Isletmeleri AS (b)	27,040	16,402
		125,242
TOTAL MATERIALS		222,064

Real Estate - 0.0%
Diversified REITs - 0.0%
Ziraat Gayrimenkul Yatirim Ortakligi AS	25,292	14,016
Real Estate Management & Development - 0.0%
Kuyumcukent Gayrimenkul Yatirimlari AS	9,640	12,149
Residential REITs - 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	53,375	25,508
TOTAL REAL ESTATE		51,673

Utilities - 0.0%
Electric Utilities - 0.0%
Enerjisa Enerji AS (c)(d)	7,058	13,504
Gas Utilities - 0.0%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (b)	18,488	12,851
TOTAL UTILITIES		26,355

TOTAL TURKEY		2,143,181
UNITED ARAB EMIRATES - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Emirates Telecommunications Group Co PJSC	98,026	502,800
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Abu Dhabi National Hotels	278,769	33,546
Americana Restaurants International PLC - Foreign Co	79,310	42,537
		76,083
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	80,608	83,394
TOTAL CONSUMER DISCRETIONARY		159,477

Energy - 0.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	72,259	110,758
Oil, Gas & Consumable Fuels - 0.0%
ADNOC Logistics & Services	39,430	62,048
TOTAL ENERGY		172,806

Financials - 0.2%
Banks - 0.2%
Abu Dhabi Commercial Bank PJSC	81,938	325,249
Abu Dhabi Islamic Bank PJSC	40,804	241,955
Dubai Islamic Bank PJSC	82,912	216,249
Emirates NBD Bank PJSC	69,240	458,075
First Abu Dhabi Bank PJSC	124,173	528,734
		1,770,262
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Pure Health Holding PJSC	73,098	56,718
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Modon Holding PSC (b)	91,466	86,908
Multiply Group PJSC (b)	93,977	74,454
		161,362
Passenger Airlines - 0.0%
Air Arabia PJSC	64,217	65,562
Transportation Infrastructure - 0.0%
Salik Co PJSC	52,342	85,644
TOTAL INDUSTRIALS		312,568

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	106,828	275,719
Emaar Development PJSC	22,321	81,735
Emaar Properties PJSC	173,676	617,055
		974,509
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	255,712	188,666
TOTAL UNITED ARAB EMIRATES		4,137,806
UNITED KINGDOM - 7.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
BT Group PLC	159,545	410,154
Interactive Media & Services - 0.0%
Auto Trader Group PLC (c)(d)	24,670	262,077
Rightmove PLC	21,730	207,086
		469,163
Media - 0.1%
Informa PLC	36,931	455,758
WPP PLC	30,346	151,266
		607,024
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	593,785	690,515
TOTAL COMMUNICATION SERVICES		2,176,856

Consumer Discretionary - 0.5%
Broadline Retail - 0.1%
B&M European Value Retail SA	26,802	94,332
Next PLC	3,212	534,578
		628,910
Distributors - 0.0%
Inchcape PLC	10,591	98,639
Diversified Consumer Services - 0.0%
Pearson PLC	18,580	264,228
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	47,736	1,627,118
Entain PLC	18,088	212,565
InterContinental Hotels Group PLC	4,375	528,983
Whitbread PLC	4,991	216,139
		2,584,805
Household Durables - 0.1%
Barratt Redrow PLC	38,859	203,767
Bellway PLC	3,326	109,771
Berkeley Group Holdings PLC	2,782	143,788
Persimmon PLC	8,984	140,037
Taylor Wimpey PLC	99,147	137,738
		735,101
Leisure Products - 0.0%
Games Workshop Group PLC	938	183,298
Specialty Retail - 0.0%
Kingfisher PLC	50,050	208,497
TOTAL CONSUMER DISCRETIONARY		4,703,478

Consumer Staples - 1.4%
Beverages - 0.2%
Coca-Cola Europacific Partners PLC	5,826	526,729
Diageo PLC	62,577	1,497,323
		2,024,052
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	46,285	207,911
Marks & Spencer Group PLC	57,971	284,413
Tesco PLC	188,097	1,127,395
		1,619,719
Food Products - 0.0%
Associated British Foods PLC	8,755	241,496
Household Products - 0.2%
Reckitt Benckiser Group PLC	19,163	1,475,590
Personal Care Products - 0.4%
Unilever PLC	70,288	4,154,629
Tobacco - 0.4%
British American Tobacco PLC	55,632	2,958,916
Imperial Brands PLC	21,416	909,783
		3,868,699
TOTAL CONSUMER STAPLES		13,384,185

Energy - 0.0%
Energy Equipment & Services - 0.0%
Subsea 7 SA	6,342	130,912
Financials - 2.1%
Banks - 1.5%
Barclays PLC	400,868	2,062,596
HSBC Holdings PLC	495,568	6,994,011
Lloyds Banking Group PLC	1,691,181	1,913,715
NatWest Group PLC	183,979	1,299,509
Standard Chartered PLC	54,340	1,054,607
		13,324,438
Capital Markets - 0.4%
3i Group PLC	27,372	1,508,827
Aberdeen Group PLC	51,707	137,343
ICG PLC	8,155	244,140
IG Group Holdings PLC	9,809	142,079
London Stock Exchange Group PLC	12,928	1,482,623
Schroders PLC	25,791	130,421
St James's Place PLC	15,023	256,596
		3,902,029
Financial Services - 0.0%
M&G PLC	62,785	213,632
Wise PLC Class A (b)	18,727	260,675
		474,307
Insurance - 0.2%
Admiral Group PLC	7,582	341,805
Aviva PLC	85,942	792,671
Beazley PLC	17,799	217,117
Hiscox Ltd	9,488	174,689
Legal & General Group PLC	163,459	523,210
Phoenix Group Holdings PLC	22,578	195,399
		2,244,891
TOTAL FINANCIALS		19,945,665

Health Care - 0.8%
Health Care Equipment & Supplies - 0.1%
Convatec Group PLC (c)(d)	45,486	141,557
Smith & Nephew PLC	24,629	446,705
		588,262
Pharmaceuticals - 0.7%
Astrazeneca PLC	43,606	6,680,488
Hikma Pharmaceuticals PLC	4,355	99,452
		6,779,940
TOTAL HEALTH CARE		7,368,202

Industrials - 1.4%
Aerospace & Defense - 0.7%
BAE Systems PLC	84,877	2,362,673
Melrose Industries PLC	34,086	279,088
Rolls-Royce Holdings PLC	238,162	3,828,278
		6,470,039
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	70,987	359,602
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	75,500	496,034
DCC PLC	2,760	177,133
Metlen Energy & Metals PLC (Greece)	3,110	174,167
Smiths Group PLC	9,349	295,728
		1,143,062
Machinery - 0.1%
IMI PLC	7,140	219,515
Spirax Group PLC	2,062	188,992
Weir Group PLC/The	7,273	267,230
		675,737
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA	66,644	346,059
Professional Services - 0.3%
Intertek Group PLC	4,507	286,222
RELX PLC	51,834	2,476,569
		2,762,791
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	12,100	807,969
Bunzl PLC	9,210	290,588
Diploma PLC	3,772	269,121
Howden Joinery Group PLC	15,486	175,677
RS GROUP PLC	13,293	101,634
		1,644,989
TOTAL INDUSTRIALS		13,402,279

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	10,631	493,269
Software - 0.0%
Sage Group PLC/The	27,539	407,409
TOTAL INFORMATION TECHNOLOGY		900,678

Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	3,922	142,628
Real Estate - 0.1%
Diversified REITs - 0.0%
British Land Co PLC/The	28,006	131,150
Land Securities Group PLC	20,886	163,482
		294,632
Industrial REITs - 0.1%
Segro PLC	38,079	335,647
Tritax Big Box REIT PLC	69,584	135,228
		470,875
Residential REITs - 0.0%
UNITE Group PLC/The	11,640	112,556
TOTAL REAL ESTATE		878,063

Utilities - 0.4%
Electric Utilities - 0.1%
SSE PLC	31,094	729,332
Multi-Utilities - 0.2%
Centrica PLC	140,224	314,186
National Grid PLC	137,805	1,980,075
		2,294,261
Water Utilities - 0.1%
Severn Trent PLC	7,406	257,773
United Utilities Group PLC	19,107	294,616
		552,389
TOTAL UTILITIES		3,575,982

TOTAL UNITED KINGDOM		66,608,928
UNITED STATES - 5.8%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (b)	4,260	2,973,480
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Stellantis NV (Italy)	59,414	548,553
Consumer Staples - 0.7%
Food Products - 0.7%
JBS NV depository receipt	9,633	144,054
Nestle SA	72,458	6,654,198
		6,798,252
Energy - 0.9%
Energy Equipment & Services - 0.0%
Tenaris SA	12,454	223,152
Oil, Gas & Consumable Fuels - 0.9%
BP PLC	448,494	2,575,097
DHT Holdings Inc	3,914	46,772
Shell PLC	168,108	5,991,544
		8,613,413
TOTAL ENERGY		8,836,565

Financials - 0.2%
Insurance - 0.2%
Swiss Re AG	8,216	1,517,697
Health Care - 2.5%
Biotechnology - 0.2%
CSL Ltd	13,611	1,790,476
Legend Biotech Corp ADR (b)	2,269	73,992
		1,864,468
Health Care Equipment & Supplies - 0.1%
Alcon AG	14,050	1,045,918
Inmode Ltd (b)(f)	1,648	24,555
		1,070,473
Life Sciences Tools & Services - 0.1%
ICON PLC (b)	2,233	390,775
QIAGEN NV (Germany)	6,139	271,686
		662,461
Pharmaceuticals - 2.1%
GSK PLC	115,399	2,477,845
Haleon PLC	253,327	1,140,017
Novartis AG	53,463	6,874,188
Roche Holding AG	19,760	6,579,755
Roche Holding AG	808	276,286
Sanofi SA	29,995	2,840,344
		20,188,435
TOTAL HEALTH CARE		23,785,837

Industrials - 0.8%
Building Products - 0.0%
Reliance Worldwide Corp Ltd	21,893	59,250
Commercial Services & Supplies - 0.2%
GFL Environmental Inc Subordinate Voting Shares	6,278	297,548
Waste Connections Inc	7,262	1,276,655
		1,574,203
Construction & Engineering - 0.1%
Ferrovial SE	13,813	791,073
Electrical Equipment - 0.4%
Schneider Electric SE	15,216	4,282,880
Professional Services - 0.1%
Experian PLC	25,819	1,296,815
TOTAL INDUSTRIALS		8,004,221

Information Technology - 0.1%
Software - 0.1%
CyberArk Software Ltd (b)	1,390	671,579
JFrog Ltd (b)	2,702	127,885
Monday.com Ltd (b)	1,081	209,379
		1,008,843
Materials - 0.2%
Construction Materials - 0.2%
Buzzi SpA	2,437	133,788
Holcim AG	14,820	1,264,510
James Hardie Industries PLC depository receipt (b)	16,258	302,082
Titan SA (Greece)	1,017	41,552
		1,741,932
TOTAL UNITED STATES		55,215,380
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	19,013	430,071
TOTAL COMMON STOCKS (Cost $699,771,595)		928,998,303

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	12,242	159,440
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE	4,430	174,576
Volkswagen AG	5,156	558,857
		733,433
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	4,627	373,201
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	705	163,803
TOTAL GERMANY		1,270,437
KOREA (SOUTH) - 0.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co	720	83,615
Hyundai Motor Co Series 2	928	110,018
		193,633
Information Technology - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Samsung Electronics Co Ltd	23,035	1,089,071
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd	100	9,847
TOTAL KOREA (SOUTH)		1,292,551
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (b)(e)	105,000	0
Transneft PJSC (b)(e)	2,400	0
		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(e)	15,430	0
TOTAL RUSSIA		0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $3,068,167)		2,722,428

U.S. Treasury Obligations - 0.0%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (j) (Cost $578,144)	4.15	581,000	578,212

Money Market Funds - 3.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.21	16,191,766	16,195,004
Fidelity Securities Lending Cash Central Fund (k)(l)	4.19	20,968,946	20,971,043
TOTAL MONEY MARKET FUNDS (Cost $37,166,047)			37,166,047

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $740,583,953)	969,464,990
NET OTHER ASSETS (LIABILITIES) - (1.6)% (h)	(15,503,273)
NET ASSETS - 100.0%	953,961,717

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	98	12/19/2025	13,647,970	18,156	18,156
ICE MSCI Emerging Markets Index Contracts (United States)	101	12/19/2025	6,866,485	58,061	58,061
TME S&P/TSX 60 Index Contracts (Canada)	7	12/18/2025	1,783,373	42,028	42,028

TOTAL FUTURES CONTRACTS					118,245
The notional amount of futures purchased as a percentage of Net Assets is 2.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $19,009,140 or 2.0% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,388,422 or 2.0% of net assets.

(e)	Level 3 security.
(f)	Security or a portion of the security is on loan at period end.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Includes $112,833 of cash collateral to cover margin requirements for futures contracts.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $578,212.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,768,830	175,965,442	173,539,133	670,693	(135)	-	16,195,004	16,191,766	0.0%
Fidelity Securities Lending Cash Central Fund	5,554,955	70,200,606	54,784,518	58,074	-	-	20,971,043	20,968,946	0.1%
Total	19,323,785	246,166,048	228,323,651	728,767	(135)	-	37,166,047

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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